SPARTAN(REGISTERED TRADEMARK)
CALIFORNIA MUNICIPAL
FUNDS
AND
FIDELITY
CALIFORNIA MUNICIPAL
MONEY MARKET FUND
SEMIANNUAL REPORT
AUGUST 31, 1998
(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)

CONTENTS



PRESIDENT'S MESSAGE                              3    NED JOHNSON ON INVESTING STRATEGIES

SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

                                                 4    PERFORMANCE

                                                 7    FUND TALK: THE MANAGER'S OVERVIEW

                                                 10   INVESTMENT CHANGES

                                                 11   INVESTMENTS

                                                 29   FINANCIAL STATEMENTS

SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                                 33   PERFORMANCE

                                                 35   FUND TALK: THE MANAGER'S OVERVIEW

                                                 37   INVESTMENT CHANGES

                                                 38   INVESTMENTS

                                                 50   FINANCIAL STATEMENTS

FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                                 54   PERFORMANCE

                                                 56   FUND TALK: THE MANAGER'S OVERVIEW

                                                 58   INVESTMENT CHANGES

                                                 59   INVESTMENTS

                                                 71   FINANCIAL STATEMENTS

NOTES                                            75   NOTES TO THE FINANCIAL STATEMENTS




To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
The dramatic volatility we've seen in recent months in the world's stock and bond markets might seem at first glance to be unprecedented in its scope and duration. In fact, however, the U.S. stock market has declined by more than 10% 12 times just since 1970, only to recover and go on to new highs each time. As has been the case recently, segments of the bond market - most notably U.S. Treasuries - frequently have thrived in such periods as investors seek a safer home for their funds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1998            PAST 6  PAST 1  PAST 5  PAST 10
                                         MONTHS  YEAR    YEARS   YEARS

SPARTAN CA MUNICIPAL INCOME              3.19%   8.81%   34.01%  118.75%

LB CALIFORNIA MUNICIPAL BOND             3.42%   8.91%   37.03%  N/A

CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE  3.27%   8.51%   32.84%  114.27%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, past six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers California Municipal Bond Index - a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services Inc. The past six months average represents a peer group of 107 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1998                 PAST 1  PAST 5  PAST 10
                                              YEAR    YEARS   YEARS

SPARTAN CA MUNICIPAL INCOME                   8.81%   6.03%   8.14%

LB CALIFORNIA MUNICIPAL BOND                  8.91%   6.50%   N/A

CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE       8.51%   5.83%   7.90%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Spartan CA Muni Income      LB Municipal Bond
             00091                       LB015
  1988/08/31      10000.00                    10000.00
  1988/09/30      10217.71                    10181.00
  1988/10/31      10455.60                    10360.19
  1988/11/30      10335.63                    10265.29
  1988/12/31      10519.70                    10370.30
  1989/01/31      10666.05                    10584.76
  1989/02/28      10563.37                    10463.99
  1989/03/31      10547.87                    10438.98
  1989/04/30      10853.89                    10686.80
  1989/05/31      11083.82                    10908.76
  1989/06/30      11224.99                    11056.90
  1989/07/31      11326.70                    11207.39
  1989/08/31      11189.01                    11097.67
  1989/09/30      11203.43                    11064.60
  1989/10/31      11315.02                    11199.92
  1989/11/30      11490.94                    11395.92
  1989/12/31      11537.16                    11489.13
  1990/01/31      11456.47                    11434.79
  1990/02/28      11602.90                    11536.56
  1990/03/31      11628.57                    11540.02
  1990/04/30      11462.80                    11456.47
  1990/05/31      11738.30                    11706.57
  1990/06/30      11846.20                    11809.47
  1990/07/31      12029.25                    11983.07
  1990/08/31      11862.74                    11809.07
  1990/09/30      11909.82                    11815.80
  1990/10/31      12063.72                    12030.14
  1990/11/30      12293.42                    12272.07
  1990/12/31      12339.94                    12325.45
  1991/01/31      12451.98                    12490.86
  1991/02/28      12497.96                    12599.53
  1991/03/31      12511.65                    12604.07
  1991/04/30      12659.19                    12771.70
  1991/05/31      12784.95                    12885.24
  1991/06/30      12787.80                    12872.48
  1991/07/31      12949.00                    13029.27
  1991/08/31      13065.02                    13200.87
  1991/09/30      13205.06                    13372.74
  1991/10/31      13368.12                    13493.10
  1991/11/30      13370.11                    13530.74
  1991/12/31      13593.52                    13821.11
  1992/01/31      13666.74                    13852.62
  1992/02/29      13690.05                    13857.06
  1992/03/31      13682.59                    13862.18
  1992/04/30      13790.88                    13985.56
  1992/05/31      13962.52                    14150.17
  1992/06/30      14180.45                    14387.61
  1992/07/31      14619.61                    14818.95
  1992/08/31      14416.85                    14674.46
  1992/09/30      14490.42                    14770.43
  1992/10/31      14221.82                    14625.24
  1992/11/30      14553.57                    14887.18
  1992/12/31      14778.08                    15039.18
  1993/01/31      14954.49                    15214.08
  1993/02/28      15638.32                    15764.38
  1993/03/31      15452.86                    15597.75
  1993/04/30      15591.48                    15755.13
  1993/05/31      15682.24                    15843.67
  1993/06/30      15934.97                    16108.10
  1993/07/31      15934.95                    16129.20
  1993/08/31      16323.52                    16465.01
  1993/09/30      16529.91                    16652.55
  1993/10/31      16558.13                    16684.69
  1993/11/30      16387.17                    16537.70
  1993/12/31      16763.27                    16886.81
  1994/01/31      16953.00                    17079.66
  1994/02/28      16484.61                    16637.29
  1994/03/31      15641.62                    15959.82
  1994/04/30      15707.32                    16095.16
  1994/05/31      15815.47                    16234.71
  1994/06/30      15653.85                    16135.51
  1994/07/31      15972.89                    16431.28
  1994/08/31      16027.87                    16488.13
  1994/09/30      15781.95                    16246.08
  1994/10/31      15394.76                    15957.55
  1994/11/30      15016.66                    15669.04
  1994/12/31      15274.41                    16013.91
  1995/01/31      15821.74                    16471.59
  1995/02/28      16334.42                    16950.59
  1995/03/31      16502.18                    17145.35
  1995/04/30      16505.32                    17165.58
  1995/05/31      17059.36                    17713.33
  1995/06/30      16838.00                    17559.23
  1995/07/31      16991.97                    17725.69
  1995/08/31      17190.70                    17950.45
  1995/09/30      17343.75                    18064.08
  1995/10/31      17635.71                    18326.73
  1995/11/30      17986.46                    18630.77
  1995/12/31      18203.02                    18809.81
  1996/01/31      18313.82                    18951.83
  1996/02/29      18172.46                    18823.90
  1996/03/31      17894.98                    18583.33
  1996/04/30      17836.42                    18530.74
  1996/05/31      17823.65                    18523.33
  1996/06/30      18059.55                    18725.05
  1996/07/31      18235.65                    18895.44
  1996/08/31      18268.51                    18890.91
  1996/09/30      18521.39                    19155.38
  1996/10/31      18763.15                    19372.03
  1996/11/30      19163.57                    19726.54
  1996/12/31      19068.60                    19643.69
  1997/01/31      19102.76                    19680.81
  1997/02/28      19291.16                    19861.48
  1997/03/31      19014.93                    19596.73
  1997/04/30      19178.08                    19760.75
  1997/05/31      19492.37                    20057.96
  1997/06/30      19705.69                    20271.57
  1997/07/31      20353.55                    20833.10
  1997/08/31      20103.69                    20637.89
  1997/09/30      20369.19                    20882.86
  1997/10/31      20470.09                    21017.14
  1997/11/30      20601.17                    21140.72
  1997/12/31      20938.80                    21449.16
  1998/01/31      21192.34                    21670.52
  1998/02/28      21199.87                    21677.02
  1998/03/31      21148.83                    21696.09
  1998/04/30      21030.62                    21598.24
  1998/05/31      21394.23                    21940.15
  1998/06/30      21443.49                    22026.59
  1998/07/31      21492.90                    22081.88
  1998/08/31      21875.19                    22423.04
IMATRL PRASUN   SHR__CHT 19980831 19980909 115821 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan California Municipal Income Fund on August 31, 1988. As the chart shows, by August 31, 1998, the value of the investment would have grown to $21,875 - a 118.75% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - which reflects the performance of the investment-grade municipal bond market - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,423 - a 124.23% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF
YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY HAVE
A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                  PAST SIX MONTHS  YEARS ENDED         YEAR ENDED    YEARS ENDED
                  ENDED            FEBRUARY 28,        FEBRUARY 29,  FEBRUARY 28,
                  AUGUST 31,

                  1998             1998    1997        1996          1995          1994


DIVIDEND RETURNS  2.42%            5.23%   5.37%       5.86%         5.96%         5.82%

CAPITAL RETURNS   0.77%            4.66%   0.79%       5.39%         -6.87%        -0.41%

TOTAL RETURNS     3.19%            9.89%   6.16%       11.25%        -0.91%        5.41%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1998           PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.81(CENTS)  29.24(CENTS)  58.10(CENTS)

ANNUALIZED DIVIDEND RATE                4.59%        4.73%         4.75%

30-DAY ANNUALIZED YIELD                 4.23%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  7.29%        -             -


DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.33 over the past one month, $12.27 over the past six months and $12.24 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.95% combined effective 1998 federal and state income tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable.
SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Against a backdrop of historically
high supply, vacillating consumer
demand and the strong
performance of U.S. Treasury
bonds, municipal bond performance
varied during the six-month period
that ended August 31, 1998.
During this time, the Lehman
Brothers Municipal Bond Index -
a measure of the municipal bond
market - returned 3.44%. In
contrast, the Lehman Brothers
Aggregate Bond Index - which
measures the performance of the
investment-grade taxable bond
market - posted a six-month return
of 4.58%. Much of the
underperformance relative to the
taxable market can be traced to an
imbalance in municipal bond
supply and demand. With interest
rates hovering at low levels early in
the period, issuers sought to
refinance their debt at these lower
rates. On the flip side, though, this
refinancing activity led to an
increased supply of municipal
bonds. Add to the mix a situation of
weakened demand, and muni
bond performance suffered
accordingly. As the period
progressed, issuers showed no signs
of putting on the brakes in terms of
supply. In May, for instance, the
largest single deal in municipal
bond history took place - a $3.5
billion issuance floated by the Long
Island Power Authority. While
demand picked up slightly in
August - due mostly to investors'
concerns with the volatile equity
markets - this supply/demand
scenario continued to play out
through August.
NOTE TO SHAREHOLDERS: Christine Thompson became Portfolio Manager of Spartan California Municipal Income Fund on July 1, 1998.
Q. HOW DID THE FUND PERFORM, CHRISTINE?
A. For the six-month period that ended August 31, 1998, the fund had a total return of 3.19%. To get a sense of how the fund did relative to its competitors, the California municipal debt funds average returned 3.27% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers California Municipal Bond Index - a broad measure of the performance of the state's municipal bond market - returned 3.42% for the same six-month period. For the 12 months that ended August 31, 1998, the fund returned 8.81%, while the California municipal debt funds average returned 8.51% and the Lehman Brothers California Municipal Bond Index returned 8.91%.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX PLAY IN MANAGING THE FUND?
A. The index is a representation of the overall market in which the fund invests and includes most of the universe of California municipal bonds. I manage the fund to have similar overall interest-rate risk to its benchmark, but beyond that, the fund can vary significantly from the index.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The fund's holdings in bonds that were advance-refunded, as well as many of its Baa-rated bonds, performed particularly well during the past six months. Advance refundings occur when issuers refinance outstanding debt and issue new debt at lower prevailing interest rates. After being advance-refunded, the original bonds become backed by U.S. Treasury securities. As a result, an advance-refunded muni assumes Treasuries' very high credit quality - the highest available in the nation - and usually rallies in response. During the past six months, the fund's advance-refunded holdings in Sacramento Co-Generation bonds were among its best performers. Baa-rated bonds, on the other hand, benefited from the fact that there was a fairly strong demand for them during a period when they were in short supply.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Non-callable bonds - which can't be redeemed by their issuers before maturity - lagged the overall California municipal bond market recently. When a bond is called, it is redeemed by its issuer before maturity, and callable bond holders often are faced with the possibility of reinvesting the proceeds at lower interest rates. That's what happened throughout much of the past year, and having a relatively large stake in non-callable bonds was a plus for the fund's performance. More recently, however, non-callable bonds lost a little of their appeal as investors sold them and gravitated toward bonds that had the potential to be advance-refunded.
Q. AS INTEREST RATES FELL AND MUNICIPAL BOND YIELDS DECLINED, WHAT AREAS OF THE MARKET DID YOU LOOK TO FOR ATTRACTIVE YIELDS?
A. There were attractive opportunities in industrial development bonds. Industrial development bonds are issued by municipalities on behalf of a for-profit entity for purposes deemed in the public good. For example, the fund owned bonds issued by the San Francisco Airport Authority for the expansion of an airline's terminal. Because many industrial development bonds are subject to the alternative minimum tax (AMT), their issuers must offer relatively high bond yields in order to attract investors. Over the past six months, that yield advantage was about 10 to 15 basis points (0.10% to 0.15%) more than fully tax-exempt municipal bonds.
Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
A. From historical measures, municipals are priced quite attractively compared to their U.S. Treasury counterparts. One indication of munis' inexpensive prices is that their yields are roughly 90% of Treasury yields; historically, municipals yield between 65% and 80% of Treasuries. If municipal bond yields - which move in the opposite direction of their prices - move back to their historical relationship with Treasuries because of more favorable supply and demand conditions, they are likely to perform relatively well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CHRISTINE THOMPSON ON THE
ASIAN TURMOIL AND ITS EFFECT
ON THE CALIFORNIA MUNICIPAL
MARKET:
"The decline in Asian demand for
semiconductors,
telecommunications equipment,
software and even agriculture
products already has curtailed
California exports to that region.
That slowdown has required an even
more watchful eye on issuers that
are exposed to importing and
exporting, primarily the state's
port authorities. They generate
revenue based on the amount of
goods that pass through them. So
far, the Asian turmoil hasn't meant
great problems for the ports. It's
true that exports from California
to Asia have fallen off dramatically.
However, imports of cheap Asian
goods to the state have mostly
offset that decline. If the Asian
problems become more protracted,
their impact on various California
municipal issuers could widen."
(solid bullet) General obligation bonds (GOs) made up the fund's largest sector concentration at 21.8% of investments at the end of the period. A GO is backed by the full faith and credit - which includes the taxing power - of a city, county, state or other issuer, and is repaid with general revenue including taxes.
FUND FACTS
GOAL: high current tax-free
income for California residents
FUND NUMBER: 091
TRADING SYMBOL: FCTFX
START DATE: July 7, 1984
SIZE: as of August 31, 1998,
more than $1.2 billion
MANAGER: Christine Thompson,
since July 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1985
(checkmark)
SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF AUGUST 31, 1998
                       % OF FUND'S   % OF FUND'S INVESTMENTS
                       INVESTMENTS   IN THESE SECTORS
                                     6 MONTHS AGO

GENERAL OBLIGATION     21.8          25.1

ELECTRIC REVENUE       14.9          11.3

ESCROWED/PRE-REFUNDED  10.6          6.9

SPECIAL TAX            10.1          10.3

TRANSPORTATION         10.0          7.7

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1998
                                                 6 MONTHS AGO

YEARS  14.2                                      14.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1998
                                                 6 MONTHS AGO

YEARS  7.2                                       7.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1998 AS OF FEBRUARY 28, 1998
AAA 56.7%
AA, A 26.5%
BAA 10.7%
NON-RATED 0.3%
SHORT-TERM
INVESTMENTS 5.8%
AAA 53.4%
AA, A 29.7%
BAA 12.2%
NON-RATED 0.3%
SHORT-TERM
INVESTMENTS 4.4%
ROW: 1, COL: 1, VALUE: 55.7
ROW: 1, COL: 2, VALUE: 26.5
ROW: 1, COL: 3, VALUE: 10.7
ROW: 1, COL: 4, VALUE: 1.3
ROW: 1, COL: 5, VALUE: 5.8
ROW: 1, COL: 1, VALUE: 52.4
ROW: 1, COL: 2, VALUE: 29.7
ROW: 1, COL: 3, VALUE: 12.2
ROW: 1, COL: 4, VALUE: 1.3
ROW: 1, COL: 5, VALUE: 4.4
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENTS AUGUST 31, 1998 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS IN SECURITIES


MUNICIPAL BONDS - 94.2%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - 93.7%
Alameda Hsg. Auth. Multi-Family Hsg. Rev.
(Independence Apts.) Series A, 7.50%
2/20/31 (GNMA Coll.) (Pre-Refunded
to 9/24/98 @102) (c)  AAA $ 4,325 $ 4,412  010789AA
Buena Park Commty. Redev. Agcy. Tax
Allocation Rfdg. (Central Business Dist. Proj.)
Series A, 7.10% 9/1/14  BBB+  3,500  3,809  119147CN
Burbank Redev. Agcy. Rfdg. Tax Allocation :  120823EQ
 (City Ctr. Redev. Proj.) Series A,
 5% 12/1/15 (FGIC Insured)  Aaa  4,000  4,022  120823EQ
 Series A, 5.75% 12/1/08  Baa1  4,655  4,949  120823DY
Cabrillo Unified School Dist. (Cap. Appreciation)
Series A, 0% 8/1/10 (AMBAC Insured)  Aaa  2,150  1,252  127127FR
California Dept. Wtr. Resources Rev. (Central
Valley Proj.):  13066300  13066300
  Series J-1, 7% 12/1/12  Aa2  1,000  1,256  13066300
  Series J-3, 5.90% 12/1/05  Aa2  1,005  1,123  130663C9
  Series T, 5.50% 12/1/08  Aa2  2,635  2,905  13066KGX
California Edl. Facs. Auth. Rev.:  130173R5
 Rfdg.:  130174J2
  (Chapman Univ.) 5.375% 10/1/16
  (Connie Lee Insured)  Aaa  2,000  2,072  130174J2
  (Stanford Univ. Proj.) Series O, 5.125%
  1/1/31 (d)  Aaa  7,500  7,499  1301743Y
  (Univ. of Southern California):  130174G2
   Series A, 5.65% 10/1/10  Aa3  2,840  3,118  130174G2
   Series A, 5.70% 10/1/15  Aa3  4,500  4,807  130174F6
 (Pooled Facs. Prog.) Series 1987,
 7.625% 11/1/12 (MBIA Insured)  Aaa  185  188  130173R5
 (Stanford Univ.) Series N, 5.20% 12/1/27  Aaa  25,750  26,104
130174U4
 (Student Loan) (California Loan Prog.)
 Series A, 6% 3/1/16 (MBIA Insured) (e)  Aaa  4,900  5,183  130174Q5
 (Univ. of Southern California) Series C,
 5.125% 10/1/28  Aa3  7,725  7,697  130174Y7
California Franchise Tax Board Ctfs. of Partn.
Rfdg. 5.50% 10/1/06  A2  1,825  1,985  130664AT
California Gen. Oblig.:  130624GS
 6.10% 11/1/01  A1  1,250  1,337  130621ZS
 6.10% 2/1/02  A1  1,000  1,072  130621UH
 7% 10/1/04  A1  1,000  1,160  130622QN
 6.40% 2/1/05  A1  3,375  3,827  130622RV
 6.90% 4/1/05  A1  2,350  2,732  130622PB
 6.20% 9/1/05  A1  1,250  1,416  130622TK
 6.50% 2/1/07  A1  1,000  1,165  130623ML
 6.75% 4/1/07  A1  1,750  2,068  130623JV
 6% 10/1/09  A1  6,850  7,833  130628PB
 6.50% 9/1/10  A1  4,500  5,372  130624GS
 7% 10/1/10  A1  2,500  3,103  130624FU
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Gen. Oblig.:  130624GS - continued
 5.25% 10/1/13  A1 $ 1,700 $ 1,765  130628AU
 5.25% 10/1/14  A1  3,000  3,103  130628AV
 5.25% 10/1/17  A1  1,500  1,531  130628AY
 5% 10/1/18  A1  10,000  9,975  130628H9
 5% 10/1/23  A1  8,000  7,922  130628PR
California Health Facs. Fin. Auth. Rev.:  13033ACT
 Rfdg.:  13033H4M
  (Alexian Brothers-San Jose):  13033H4M
   7.05% 1/1/09 (MBIA Insured)  Aaa  4,500  4,764  13033H4M
   7.125% 1/1/16 (MBIA Insured)  Aaa  2,510  2,651  13033H4N
  (Children's Hosp.):  13033AML
   6% 7/1/03 (MBIA Insured)  Aaa  1,200  1,309  13033AML
   6% 7/1/06 (MBIA Insured)  Aaa  1,500  1,683  13033AMP
  (Sutter Health Sys.) Series C, 5.50% 8/15/07
  (FSA Insured)  Aaa  650  712  13033AXC
 (Children's Hosp.) Series A, 6% 7/1/05
 (MBIA Insured)  Aaa  1,850  2,062  13033AMN
 (Gould Med. Foundation) Series A,
 7.30% 4/1/20 (Escrowed to Maturity)  A  4,500  4,808  13033JBW
 (Summit Med. Ctr.) Series A, 5.50% 5/1/05
 (FSA Insured)  Aaa  2,400  2,600  13033ASG
 5.55% 8/15/25 (MBIA Insured)  Aaa  4,720  4,841  13033ACT
California Hsg. Fin. Agcy. Rev. (Home Mtg.):  130329RG
 Rfdg.   13033EQKSeries A, 5% 8/1/03 (MBIA Insured)  Aaa  1,835  1,911
13033EQK
 (Cap. Appreciation):  130329RG
  Series A, 0% 8/1/23 (e)  Aa2  1,805  268  13033CPJ
  Series C, 0% 8/1/21 (e)  Aa2  4,910  859  13033CTB
  Series 1983 A, 0% 2/1/15  Aa2  8,187  1,741  130329QE
  Series 1983 B, 0% 8/1/15  Aa2  170  31  130329RG
 Series C:  13033CPZ
  8.30% 8/1/19 (e)  Aa2  680  695  1303296C
  7.60% 8/1/30 (e)  Aa2  4,905  5,093  13033CPZ
 Series F, 7.875% 8/1/19  Aa2  650  664  13033CEC
 Series I, 4.95% 8/1/28 (MBIA Insured) (e)  Aaa  3,345  3,387
13033EH9
 Series J, 4.85% 8/1/27 (MBIA Insured) (e)  Aaa  3,500  3,528
13033E7G
 Series L, 5.70% 8/1/25 (MBIA Insured) (e)  Aaa  2,015  2,080
13066VBA
California Poll. Cont. Fin. Auth. Poll. Cont. Rev.:  130534XF
130534XF
 Rfdg. (San Diego Gas & Elec.)
 Series A, 5.90% 6/1/14  A2  4,000  4,482  130534XF
 (General Motors Corp.) 5.50% 4/1/08  A2  1,500  1,527  130534UZ
California Pub. Cap. Impt. Fin. Auth. Rev.
(Pooled Proj.) Series B, 8.10% 3/1/18
(BIG Insured)  Aaa  8,965  9,146  130552AS
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Pub. Wks. Board Lease Rev.   13068HMH
 Rfdg.:  13068G5B
  (California Commty. Colleges Prog.):  13068G5B
   Series A, 5.875% 10/1/08  A $ 2,000 $ 2,185  13068GWQ
   Series D, 5.375% 3/1/12  A  1,500  1,564  13068G5B
  (Dept. of Corrections State Prison, Monterey
  County Soledad II) Series D:  13068G4G
    5.375% 11/1/11  A2  2,500  2,644  13068G4G
    5.375% 11/1/12  A2  1,250  1,312  13068G4H
    5.375% 11/1/13  A2  4,500  4,704  13068G4J
    5.375% 11/1/14  A2  5,000  5,206  13068G4K
 (California Commty. Colleges Prog.):  13068HMH
  Series A, 5.25% 12/1/16  A2  4,450  4,533  13068HMH
  Series B, 5.25% 3/1/09  A2  2,915  3,108  13068HMU
 (California Science Ctr.) Series A:  13068HHX
  4.60% 10/1/06  A2  1,060  1,088  13068HHX
  4.80% 10/1/08  A2  1,275  1,321  13068HHZ
  5% 10/1/10  A2  1,300  1,350  13068HJB
 (Dept. of Corrections State Prison, Corcoran II):  13068GW6
  Series A, 6% 1/1/05 (AMBAC Insured)  Aaa  5,000  5,551  13068GV3
  Series A, 5.50% 1/1/14 (AMBAC Insured)  Aaa  3,000  3,185  13068GW6
 (Dept. of Corrections State Prison, Madera):  13068GCV
   13068GCV  13068GCV Series A, 7% 9/1/00  A2  1,000  1,061  13068GCV
  Series E:  13068GVL
   6% 6/1/07  A2  2,090  2,354  13068GVL
   5.50% 6/1/15  A2  6,750  7,240  13068GVV
   5.50% 6/1/19  A2  3,000  3,074  13068GVP
 (Dept. of Corrections State Prison, Susanville)  13068GUA
  Series D, 5.25% 6/1/15 (FSA Insured)  Aaa  4,000  4,238  13068GUA
 (Franchise Tax Board-PH II) Series A, 6.25%
 9/1/11 (Pre-Refunded to 9/1/01 @102) (c)  A2  1,150  1,251  13068GHG
 (Library and Courts Annex Proj.) Series A,
 5.50% 5/1/09  A2  1,290  1,403  13068HSG
 (Trustees of California State Univ.) Series A,
 5.50% 10/1/09  A2  2,710  2,956  13068HNF
 (Various California State Univ. Proj.):  13068GRB
  Series A:  13068GRB
   6.50% 9/1/03  A  1,045  1,164  13068GG3
   6.50% 9/1/04  A  1,090  1,230  13068GG4
   6.10% 10/1/06  A2  1,210  1,350  13068GXE
   6.30% 10/1/10 (Pre-Refunded to
   10/1/04 @102) (c)  A2  3,000  3,407  13068GXH
   5.50% 6/1/14  Aa3  8,250  9,026  13068GRB
  Series B:  13068GUX
   6.40% 12/1/09  Aa3  3,700  4,368  13068GC4
   5.55% 6/6/10  Aa3  3,195  3,513  13068GUW
   5.50% 6/1/14  Aa3  2,750  2,858  13068GUX
   5.50% 6/1/19  Aa3  2,000  2,049  13068GUY
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Statewide Commty. Dev. Auth. Rev.:  130909JJ
 Rfdg. Ctfs. of Prtn (Hosp. Triad Healthcare):  130909CM
  5.90% 8/1/01 (Escrowed to Maturity) (c)  A+ $ 200 $ 212  130909CK
  6.25% 8/1/06 (Escrowed to Maturity) (c)  A+  5,000  5,602  130909CM
 Rfdg. Ctfs. of Prtn. (St. Joseph Health Sys.):  130909GB
  5.50% 7/1/14  Aa3  4,500  4,652  130909GB
  5.50% 7/1/23  Aa3  3,000  3,073  130909GH
 Ctfs. of Prtn.:  130909JJ
  (Cap. Appreciation) 0% 7/1/13
  (MBIA Insured) INFL (f)  Aaa  700  780  130909JH
  (Catholic Healthcare West. Sys.):
  5.476% 7/1/13 (MBIA Insured)  Aaa  2,600  2,744  130909JJ
   5.616% 7/1/13 (MBIA Insured)  Aaa  6,000  6,356  130909JM
  (Children's Hosp.) 6% 6/1/13
  (MBIA Insured)  Aaa  2,470  2,825  130909NE
  (Odd Fellows) 5.375% 10/1/13  A+  1,250  1,281  130907EP
  (Sisters of Charity Leavenworth Sys.)
  5% 12/1/14  Aa3  1,315  1,317  130909PQ
  (St. Joseph Health Sys.) 5.50% 7/1/07  Aa3  1,425  1,539  13077TDG
  (Villaview Commty. Hosp., Inc.)
  Series A, 7% 9/1/09  A+  1,995  2,180  130907AX
California Univ. Rev. Rfdg. (Multiple Purp. Proj.)
Series C:  914113UU
  9% 9/1/02 (AMBAC Insured)  Aaa  100  118  914113UE
  4.75% 9/1/16 (AMBAC Insured)  Aaa  5,000  4,905  914113UU
Campbell Ctfs. of Prtn. Rfdg. (Civic Ctr. Proj.)
6% 10/1/18  A2  4,965  5,232  134111BK
Carson Redev. Agcy. Redev. Proj.:  145750CZ
 Area #1 Rfdg. (Tax Allocation):  145750CZ
  6.375% 10/1/12  Baa1  3,965  4,256  145750CZ
  6.375% 10/1/16  Baa1  2,000  2,136  145750DA
 Area #2 Rfdg. (Tax Allocation):  145750DK
  5.50% 10/1/02  Baa2  100  104  145750DK
  5.875% 10/1/09  Baa2  2,000  2,096  145750DN
  6% 10/1/13  Baa2  1,750  1,841  145750DP
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg.
(Wtr. Sys. Impt. Proj.) Series A:  148370BK
  7.25% 8/1/07 (MBIA Insured)  Aaa  1,755  2,149  148370BC
  7% 8/1/11 (MBIA Insured)  Aaa  1,500  1,861  148370BJ
  7% 8/1/12 (MBIA Insured)  Aaa  1,000  1,252  148370BK
  7% 8/1/13 (MBIA Insured)  Aaa  4,740  5,963  148370BL
Central Valley Fin. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.):  155689AD
  5.50% 7/1/01  BBB-  1,400  1,452  155689AD
  6% 7/1/09  BBB-  4,800  5,107  155689AG
  6.10% 7/1/13 (Pre-Refunded to
  7/1/03 @ 102) (c)  BBB-  2,000  2,220  155689AK
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Chino Basin Gen'l. Fin. Auth. Rev. Rfdg.
(Muni. Wtr. Dist. Swr. Sys. Proj.):  169498AL
  7% 8/1/05 (AMBAC Insured)  Aaa $ 1,185 $ 1,393  169498AL
  7% 8/1/06 (AMBAC Insured)  Aaa  1,145  1,363  169498AM
  7% 8/1/09 (AMBAC Insured)  Aaa  350  430  169498AQ
Clovis Unified School Dist. (Cap. Appreciation)
Series B:  189342QK
  0% 8/1/02 (MBIA Insured)  Aaa  300  258  189342QK
  0% 8/1/03 (MBIA Insured)  Aaa  3,485  2,869  189342QH
Coalinga Ctfs. of Prtn. 7% 4/1/10  BBB+  1,655  1,732  19021CAP
Contra Costa County Ctfs. of Prtn.
(Merrithew Mem. Hosp.) (Cap. Appreciation):  21223TEJ
  0% 11/1/13 (Escrowed to Maturity) (c)  Aaa  6,805  3,287  21223TEJ
  0% 11/1/14 (Escrowed to Maturity) (c)  Aaa  3,000  1,370  21223TEK
Contra Costa Schools Fin. Auth. Rev. (Vista Unified
School Dist. School Sites) (Cap. Appreciation)
Series A, 0% 9/1/17 (AMBAC Insured)
(Pre-Refunded to 9/1/02 @ 36.34) (c)  Aaa  3,420  1,062  21220EAQ
Contra Costa Trans. Auth. Sales Tax Rev.
Series A:  21221MBR
  6% 3/1/03 (FGIC Insured)  Aaa  2,530  2,750  21221MBR
  6% 3/1/08 (FGIC Insured)  Aaa  1,000  1,135  21221MCL
Desert Hosp. Dist. Hosp. Rev. Ctfs. of Prtn.
6.392% 7/28/20 (FSA Insured)
(Pre-Refunded to 7/1/02 @102) (c)  Aaa  13,000  14,355  25041MAY
Duarte Ctfs. of Prtn. (City of Hope Med. Ctr.):  263584CT
 6% 4/1/08  Baa1  4,930  5,218  263584CT
 6.25% 4/1/23  Baa1  15,100  16,021  263584CS
East Bay Muni. Util. Dist.:  271013FS
 Wastewtr. Treatment Sys. Rev. Rfdg. 6%
 6/1/05 (FGIC Insured)  Aaa  1,550  1,731  271013FS
 Wtr. Sys. Rev. Rfdg.:  271014JC
  6% 6/1/02 (FGIC Insured)  Aaa  2,000  2,149  271014JC
  6% 6/1/03 (FGIC Insured)  Aaa  2,000  2,183  271014JD
  6% 6/1/06 (FGIC Insured)  Aaa  1,840  2,069  271014JG
  6% 6/1/09 (AMBAC Insured)  Aaa  1,000  1,081  271014FC
East Bay Reg'l. Park Dist. Series C,
6.50% 9/1/03 (FGIC Insured)  Aaa  1,285  1,437  271015DW
Eastern Muni. Wtr. Dist. Wtr. & Swr. Rev.
Ctfs. of Prtn. 6.75% 7/1/12 (FGIC Insured)  Aaa  3,600  4,410
276771AR
Elk Grove Unified School Dist. Spl. Tax Rfdg.
(Commty. Facs. Dist. #1)  287290DX:
  6.50% 12/1/07 (AMBAC Insured)  Aaa  1,340  1,579  287290DX
  6.50% 12/1/24 (AMBAC Insured)  Aaa  4,000  4,907  287290EH
Encintas Unified School Dist. (Cap. Appreciation):  292533DA
 0% 8/1/03 (MBIA Insured)  Aaa  1,750  1,441  292533DA
 0% 8/1/04 (MBIA Insured)  Aaa  1,750  1,377  292533DB
 0% 8/1/10 (MBIA Insured)  Aaa  1,000  583  292533DH
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Escondido Joint Pwrs. Fin. Auth. Lease Rev. Rfdg.
(California Ctr. for the Arts) (Cap. Appreciation)
0% 9/1/04 (AMBAC Insured)  Aaa $ 570 $ 447  29634DBJ
Eureka Unified School Dist. Ctfs. of Prtn.
(Cap. Appreciation):  298522AD
  Series A, 0% 9/1/27 (FSA Insured) (i)  Aaa  660  720  298522AD
  Series B, 0% 9/1/27 (FSA Insured) (i)  Aaa  1,555  1,679  298522AE
Fairfield-Suisun Swr. Dist. Swr. Rev. Rfdg.
(Cap. Appreciation) Series A:  304730CR
  0% 5/1/07 (MBIA Insured)  Aaa  1,635  1,132  304730CQ
  0% 5/1/08 (MBIA Insured)  Aaa  2,085  1,371  304730CR
  0% 5/1/09 (MBIA Insured)  Aaa  2,080  1,296  304730CS
Folsom Pub. Fin. Auth. Local Agcy. Rev.
Series A, 7.25% 10/1/10  BBB+  1,285  1,360  344392BB
Fontana Redev. Agcy. Tax Allocation Rfdg.
(Jurupa Hills Redev. Proj.) Series A,
7% 10/1/14  BBB+  6,500  7,284  344619EP
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev.
(Cap. Appreciation) (Sr. Lien) Series A:  345105BM
  0% 1/1/04  Baa  1,600  1,251  345105AK
  0% 1/1/05  Baa  1,000  742  345105AL
  0% 1/1/08 (i)  Baa  2,000  1,529  345105BM
Foster City Pub. Fin. Auth. Rev. (Foster City Commty.
Dev. Proj. Loan) Series A:  350057BE
  6% 9/1/06  A-  1,355  1,452  350057AN
  6% 9/1/07  A-  1,440  1,540  350057AQ
  5.50% 9/1/09  A-  370  392  350057BE
  6% 9/1/13  A-  1,925  2,022  350057AP
  5.80% 9/1/16  A-  1,000  1,055  350057BD
Fountain Valley Agcy. for Commty. Dev.
Tax Allocation (Ind. Area Redev. Proj.)
9.10% 1/1/15  BBB+  1,745  1,775  350771BD
Fremont Unified School Dist. Alameda County
(Cap. Appreciation) Series F,
0% 8/1/09 (MBIA Insured)  Aaa  1,000  616  357154R4
Inglewood Hosp. Rev. (Daniel Freeman Hosp., Inc.)
6.50% 5/1/01 (Escrowed to Maturity) (c)  A+  1,000  1,070  457098AK
Intermodal Container Transfer Facs. Joint Pwr.
Auth. Rev. Rfdg. (South Pacific Trans. Corp.)
Series A, 7.70% 11/1/14
LOC Industrial Bank of Japan  A3  1,500  1,556  458925AK
Irvine Ranch Wtr. Dist. Joint Pwr. Agcy. Local
Pool Rev. Issue II, 8.25% 8/15/23
(Pre-Refunded to 9/16/98 @ 100) (c)  A+  30,540  30,592  463656BE
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Kern High School Dist. 7% 8/1/09
(Escrowed to Maturity) (c)  A1 $ 1,090 $ 1,326  492246AT
King County Ctfs. of Prtn. 7.50% 7/1/04  -  2,490  2,601  494688AJ
La Quinta Redev. Agcy. Tax Allocation Rfdg.
(Redev. Proj. Area #1):  504194DY
  7.30% 9/1/05 (MBIA Insured)  Aaa  1,000  1,196  504194DY
  7.30% 9/1/06 (MBIA Insured)  Aaa  620  751  504194DZ
  7.30% 9/1/11 (MBIA Insured)  Aaa  555  708  504194EE
Livermore Redev. Agcy. Tax Allocation Rev.
(Livermore Redev. Proj.) Series A,
7.75% 8/1/09  -  895  910  53819TAL
Local Gov't. Fin. Auth. Rev. (Oakland Central Dist.)
(Cap. Appreciation):  539558FF
  0% 9/1/08 (MBIA Insured)  Aaa  3,710  2,404  539558FF
  0% 9/1/09 (MBIA Insured)  Aaa  3,565  2,188  539558FG
Long Beach Hbr. Rev.:  542424DG
 Rfdg.  542424FK Series A:  542424FK
  5.50% 5/15/08 (FGIC Insured) (e)  Aaa  4,390  4,766  542424FK
  6% 5/15/09 (FGIC Insured) (e)  Aaa  3,000  3,383  542424FL
 6% 5/15/06 (MBIA Insured) (e)  Aaa  3,000  3,340  542424EA  542424FK
 5.75% 5/15/07 (MBIA Insured) (e)  Aaa  3,845  4,234  542424EB
 5.50% 5/15/11 (MBIA Insured) (e)  Aaa  700  744  542424EF
 5.125% 5/15/13 (MBIA Insured) (e)  Aa3  4,500  4,547  542424DG
 5.50% 5/15/15 (MBIA Insured) (e)  Aaa  3,710  3,848  542424EK
Los Angeles Commty. Redev. Agcy.
(Hollywood Redev. Proj.) Series C:  544389G8
  5.50% 7/1/09 (MBIA Insured)  Aaa  1,460  1,603  544389G8
  5.50% 7/1/10 (MBIA Insured)  Aaa  1,780  1,950  544389G9
Los Angeles County Ctfs. of Prtn.:  5446634Y
 (Disney Parking Proj.) (Cap. Appreciation):  5446634Y
  0% 3/1/10  Baa1  2,000  1,135  5446634E
  0% 3/1/11  Baa1  1,950  1,047  5446634G
  0% 3/1/12  Baa1  2,180  1,099  5446634J
  0% 3/1/13  Baa1  6,490  3,089  5446634L
  0% 3/1/18  Baa1  3,000  1,054  5446634W
  0% 3/1/19  Baa1  3,175  1,057  5446634Y
  0% 3/1/20  Baa1  1,000  316  5446634C
 Correctional Facs. (Cap. Appreciation):  544663G7
  0% 9/1/10 (MBIA Insured)
  (Escrowed to Maturity) (c)  Aaa  3,770  2,178  544663G7
  0% 9/1/11 (MBIA Insured)
  (Escrowed to Maturity) (c)  Aaa  6,400  3,487  544663G8
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Los Angeles County Metropolitan Trans. Auth.  544712FC:
 Sales Tax Rev. Rfdg. (Proposition A) 1st Tier Sr.
 Series A, 5.25% 7/1/11 (MBIA Insured)  Aaa $ 3,230 $ 3,406  544712HL
 Sales Tax Rev.:  544712FC
  (Proposition A) 1st Tier Sr. Series A,
  5.90% 7/1/14 (MBIA Insured)  Aaa  1,585  1,738  544712FC
  (Proposition C) Second Series A:  544712CT
   5.90% 7/1/02 (AMBAC Insured)  Aaa  1,200  1,287  544712CT
   5.90% 7/1/03 (AMBAC Insured)  Aaa  1,655  1,802  544712CU
   5.90% 7/1/04 (AMBAC Insured)  Aaa  1,005  1,105  544712CV
   5.90% 7/1/07 (AMBAC Insured)  Aaa  1,730  1,951  544712CY
   5.90% 7/1/08 (AMBAC Insured)  Aaa  500  565  544712CZ
Los Angeles County Trans. Commission Sales Tax
Rev. 6% 7/1/23 (MBIA Insured)
(Pre-Refunded to 7/1/02 @ 102) (c)  Aaa  20,000  21,884  545170HP
Los Angeles Ctfs. of Prtn. (California Health Facs.
Construction Loan Bay Hbr. Hosp. Inc.)
7.30% 4/1/20  A  3,000  3,183  544358GV
Los Angeles Dept. of Arpts. Rev.
(Los Angeles Int'l. Arpt.) Series D,
5.625% 5/15/12 (FGIC Insured) (e)  Aaa  1,000  1,061  544435RT
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:  544508KA
 Rfdg.:  544508KA
  (Second Issue):  544508KA
   4.75% 11/15/19 (FGIC Insured)  Aaa  5,900  5,686  544508JZ
   4.75% 11/15/19 (MBIA Insured)  Aaa  4,000  3,855  544508KH
   5.25% 11/15/26 (MBIA Insured)  Aaa  17,760  17,949  544508KA
   5.40% 11/15/31 (MBIA Insured)  Aaa  4,000  4,078  544508JS
  4.75% 8/15/12 (FGIC Insured)  Aaa  6,035  6,041  544508JW
  4.75% 8/15/16 (FGIC Insured)  Aaa  2,700  2,633  544508KR
  6.375% 2/1/20  Aa3  1,000  1,071  544508DH
 Second Issue:  544509BW
  9% 10/15/01  Aa3  110  127  544507JH
  6.75% 10/15/04 (AMBAC Insured)  Aaa  2,400  2,746  544509BW
  4.75% 10/15/20  Aa3  1,800  1,722  544508GT
Los Angeles Hbr. Dept. Rev.:  544552EV
 5.30% 8/1/06 (e)  Aa3  2,000  2,137  544552EV
 7.60% 10/1/18 (Escrowed to Maturity) (c)  AAA  14,810  19,220
544552BQ
Los Angeles Unified School Dist. Ctfs. of Prtn.
Series A:  544648GY
  5.25% 11/1/07 (FSA Insured)  Aaa  1,435  1,548  544648GY
  6% 7/1/14 (FGIC Insured)  Aaa  1,200  1,381  544644BG
  6% 7/1/15 (FGIC Insured)  Aaa  1,000  1,146  544644BH
Los Angeles Wastewater Sys. Rev. Rfdg. Series B,
5% 6/1/02 (FGIC Insured)  Aaa  2,485  2,584  544652B6
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Rfdg.
Series D, 6.75% 7/1/20 (MBIA Insured)
(Escrowed to Maturity) (c)  Aaa  2,500  3,044  553751DN
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Madera County Ctfs. of Prtn. (Valley Children's
Hosp.) 6.25% 3/15/05 (MBIA Insured)  Aaa $ 1,480 $ 1,664  556902BD
Manhattan Beach Unified School Dist.
(Cap. Appreciation) Series A,
0% 9/1/09 (FGIC Insured)  Aaa  975  598  562785AN
  592663LRMetropolitan Wtrwks Rev. Dist. of Southern California:
592663LR
 5.808% 8/5/22  Aa2  2,600  2,819  592663LR
 Series A, 5% 7/1/26  Aa2  6,500  6,434  592663SY
Modesto Ctfs. of Prtn.:  607715FE
 (Commty. Ctr. Refing. Proj.) Series A:  607715FE
  5.60% 11/1/14 (AMBAC Insured)  Aaa  1,370  1,518  607715FC
  5% 11/1/23 (AMBAC Insured)  Aaa  2,500  2,518  607715FE  607715FF
 (Golf Course Refing. Proj.) Series B,
 5% 11/1/23 (FGIC Insured)  Aaa  1,585  1,597  607715FF
Modesto Irrigation Dist. Ctfs. of Prtn.:  607762BL
 Rfdg. & Cap. Impt. (Cap. Appreciation) Series A:  607762DC
  0% 10/1/05 (MBIA Insured)  Aaa  2,140  1,595  607762DC
  0% 10/1/08 (MBIA Insured)  Aaa  2,270  1,458  607762DF
  0% 10/1/09 (MBIA Insured)  Aaa  2,270  1,381  607762DG
  0% 10/1/10 (MBIA Insured)  Aaa  2,270  1,305  607762DH
 (Geysers Geothermal Pwr. Proj.) Series 1986-A,
 5% 10/1/17  A1  5,000  4,963  607762BL
Modesto Pub. Fin. Auth. Rev. (Cap. Impts. & Refing.
Proj.) 5.125% 9/1/33 (AMBAC Insured)  Aaa  4,000  4,003  607796AR
Moreno Valley Unified School Dist. Ctfs. of Prtn.
(Land Acquisition) (Cap. Appreciation) Series F,
0% 9/1/11 (FSA Insured) (Pre-Refunded
to 9/1/02) (c)(i)  Aaa  2,350  2,609  616872CT
Northern California Pwr. Agcy. Pub. Pwr. Rev.:  664843NV
 Rfdg. (Geothermal Proj. #3) Series A,
 5.50% 7/1/05 (AMBAC Insured) (g)  Aaa  2,250  2,448  664843TD
 7.50% 7/1/23 (AMBAC Insured)
 (Pre-Refunded to 7/1/21 @ 100) (c)  Aaa  3,825  5,128  664843NV
Northern California Transmission Rev.
(Ore Trans. Proj.) Series A, 7% 5/1/13
(MBIA Insured)  Aaa  7,100  8,867  664850BL
Oakland Bldg. Auth. Lease Rev.
(Elihu M. Harris Proj.) Series A, 5% 4/1/23
(AMBAC Insured)  Aaa  5,000  4,952  672324AX
Oakland Ctfs. of Prtn. Rfdg. (Oakland Museum)
(Cap. Appreciation) Series A, 0%, 4/1/07
(AMBAC Insured)  Aaa  2,750  1,903  671900AR
Oakland Redev. Agcy. Sub-Tax Allocation
(Central Dist. Redev.) 5% 9/1/21
(MBIA Insured)  Aaa  1,000  1,007  672321FF
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Ontario Redev. Fin. Auth. Rev.:  68304EAU  68304EAU
 Rfdg. (Ontario Redev. Proj. #1):  68304ECA
  6.65% 8/1/07 (MBIA Insured)  Aaa $ 1,000 $ 1,184  68304ECA
  6.75% 8/1/08 (MBIA Insured)  Aaa  1,065  1,278  68304ECB
  6.95% 8/1/11 (MBIA Insured)  Aaa  1,000  1,241  68304ECE
  68304EAU (Ctr. City Cimarron Proj. #1) (Cap. Appreciation):
68304EAU
  0% 8/1/08 (MBIA Insured)  Aaa  3,255  2,117  68304EAU
  0% 8/1/09 (MBIA Insured)  Aaa  3,260  2,008  68304EAV
  0% 8/1/10 (MBIA Insured)  Aaa  3,255  1,896  68304EAW
Orange County Local Trans. Auth. Sales Tax Rev.
1st. Series, 6% 2/15/08 (AMBAC Insured )  Aaa  2,500  2,826  684273DD
Orange County Pub. Fin. Auth. Waste Mgmt.
Sys. Rev. Rfdg.:  68428RAP
  5.75% 12/1/09 (AMBAC Insured) (e)  Aaa  1,620  1,789  68428RAM
  5.75% 12/1/11 (AMBAC Insured) (e)  Aaa  4,000  4,422  68428RAQ
  5.25% 12/1/13 (AMBAC Insured) (e)  Aaa  4,000  4,197  68428RAP
Orange County Wtr. Dist. Ctfs. of Prtn. Series A,
5.50% 8/15/09 (AMBAC Insured)  Aaa  1,000  1,071  684420DJ
Palomar Pomerado Health Sys. Rev. Rfdg.
(Cap. Appreciation) 0% 11/1/05
(MBIA Insured)  Aaa  3,075  2,284  69753EAY
Placer County Wtr. Agcy. Middle Fork Proj. Rev.
Series A, 3.75% 7/1/12  A+  8,830  8,038  726022DV
Pleasanton Joint Pwrs. Fin. Auth. Rev. Reassessment
Series A:  728816AS
  5.70% 9/2/01  Baa3  1,170  1,221  728816AQ
  5.80% 9/2/02  Baa3  5,055  5,342  728816AS
  6% 9/2/05  Baa3  2,360  2,569  728816AU
  6.15% 9/2/12  Baa3  12,485  13,413  728816AW
Port Oakland Port Rev.:  734897RP
 Rfdg. (Cap. Appreciation) Series F:  734897RP
  0% 11/1/05 (MBIA Insured)  Aaa  300  224  734897RP
  0% 11/1/06 (MBIA Insured)  Aaa  2,890  2,052  734897RQ
  0% 11/1/07 (MBIA Insured)  Aaa  4,250  2,881  734897RR
 Series G, 6% 11/1/07 (MBIA Insured) (e)  Aaa  900  1,014  734897SE
Rancho Wtr. Dist. Fin. Auth. Rev.:  752111DQ
 Rfdg.:  752111DQ
  6.50% 11/1/03 (FGIC Insured)  Aaa  1,300  1,459  752111DQ
  6.50% 11/1/04 (FGIC Insured)  Aaa  1,985  2,258  752111DR
  6.50% 11/1/05 (FGIC Insured)  Aaa  500  577  752111DS
 6.427% 8/17/21 (AMBAC Insured)
 (Pre-Refunded to 9/11/01 @ 102) (c)  Aaa  6,900  7,513  752111BA
Redding Elec. Sys. Rev. Rfdg. Ctfs. of Prtn.
(Cap. Appreciation) Series A:  75728MCB
  0% 6/1/06 (FGIC Insured)  Aaa  1,730  1,250  75728MCB
  0% 6/1/07 (FGIC Insured)  Aaa  1,890  1,304  75728MCD
  0% 6/1/08 (FGIC Insured)  Aaa  1,300  851  75728MCF
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Richmond Redev. Agcy. Tax Allocation
(Hbr. Redev. Proj.) 7% 7/1/09 (FSA Insured)  Aaa $ 105 $ 117  764472EA
Riverside County Asset Leasing Corp. Leasehold
Rev. (Riverside County Hosp. Proj.):  768903BM
  Series A:  768903BM
   5.75% 6/1/01 (MBIA Insured)  Aaa  1,250  1,313  768903BM
   6.375% 6/1/09 (MBIA Insured)  Aaa  5,000  5,541  768903BP
   6.50% 6/1/12 (MBIA Insured)  Aaa  18,000  21,472  768903BQ
768903CF
  Series B, 5.70% 6/1/16 (MBIA Insured)  Aaa  1,950  2,133  768903CF
Riverside County Pub. Fin. Auth. Tax Allocation:  76912TAQ
 (Redev. Proj.) Series A:  76912TAQ
  4.80% 10/1/07  Baa2  1,080  1,095  76912TAK
  5% 10/1/08  Baa2  1,135  1,162  76912TAL
  5% 10/1/09  Baa2  1,140  1,153  76912TAM
  5.10% 10/1/10  Baa2  1,245  1,264  76912TAN
  5.25%10/1/12  Baa2  1,375  1,401  76912TAQ
  5.50% 10/1/22  Baa2  4,500  4,567  76912TAS
Riverside County Redev. Agcy. Tax Allocation
(Redev. Proj. #4) Series A:  769123BN
  7.50% 10/1/10 (Pre-Refunded to
  10/1/01 @102) (c)  BBB  1,000  1,125  769123BN
  7.50% 10/1/26 (Pre-Refunded to
  10/1/01 @102) (c)  BBB  2,500  2,813  769123BP
Riverside County Trans. Commission Sales Tax
Rev. Rfdg. Series A, 5.25% 6/1/07
(AMBAC Insured)  Aaa  790  853  769125CM
Riverside Unified School Dist. Ctfs. of Prtn. (Land
Acquisition Proj.) (Cap. Appreciation) Series B,
0% 9/1/26 (FSA Insured) (i)  Aaa  5,485  5,744  769062AD
Rosemead Redev. Agcy. Sub. Lien Tax Allocation
Proj. Area 1 (Cap. Appreciation) 0% 10/1/98
(Escrowed to Maturity) (c)  A-  1,120  1,117  777520BH
Roseville Joint Unified High School Dist. (Cap.
Appreciation) Series B, 0% 8/1/00 (FGIC Insured)  Aaa  1,060  988
777849DV
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Procter & Gamble Proj.):  785872AE
  5.70% 7/1/00  BBB-  1,200  1,237  785872AC
  5.90% 7/1/02  BBB-  1,000  1,062  785872AE
  6% 7/1/03  BBB-  700  754  785872AF
  6.375% 7/1/10  BBB-  1,500  1,657  785872AL
  6.50% 7/1/14 (Pre-Refunded to 7/1/05 @
  102) (c)  BBB-  1,000  1,157  785872AK
  6.50% 7/1/21 (Pre-Refunded to 7/1/05 @
  102) (c)  BBB-  3,200  3,702  785872AM
Sacramento County Ctfs. of Prtn. Rfdg.
(Pub. Facs. Proj.):  786110HN
  4.80% 10/1/10 (AMBAC Insured)  Aaa  1,000  1,026  786110HN
  5% 10/1/11 (AMBAC Insured)  Aaa  1,625  1,680  786110HP
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Sacramento Fin. Auth. Lease Rev. Rfdg.
Series A, 5.40% 11/1/20 (AMBAC Insured)  Aaa $ 2,000 $ 2,134  785846BN
Sacramento Muni. Util. Dist. Elec. Rev.:  786005AP
 Rfdg. Series L, 5.125% 7/1/22 (MBIA Insured)  Aaa  4,000  4,019
786005AP
 5.45% 11/15/08 (FGIC Insured) (h)  Aaa  17,700  18,951  7860042C
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:  78605NAQ
 6.50% 7/1/06  BBB-  4,500  5,085  78605NAJ
 6.50% 7/1/07  BBB-  2,000  2,272  78605NAK
 6.50% 7/1/08  BBB-  1,000  1,123  78605NAL
 6% 7/1/22  BBB-  2,700  2,863  78605NAQ
San Bernardino County Ctfs. of Prtn.:  796815KR
 Rfdg. (Med. Ctr. Fin. Proj.):  796815NW
  5.25% 8/1/04  A3  915  954  796815NW
  5.50% 8/1/22  A3  10,000  10,536  796815NN
 (Cap. Facs. Proj.) Series B, 6.875% 8/1/24
 (Escrowed to Maturity) (c)  AAA  7,500  9,690  796815KR
 (Med. Ctr. Fin. Proj.):  796815TL
  5.50% 8/1/05 (MBIA Insured)  Aaa  2,750  2,986  796815TK
  5.50% 8/1/06 (MBIA Insured)  Aaa  2,500  2,724  796815TL
San Bernardino County Trans. Auth. Sales Tax Rev.
Series A, 5.25% 3/1/08 (FSA Insured)  Aaa  3,390  3,651  796846CH
San Diego County Cert. of Prtn. 5.25% 8/15/09
(MBIA Insured)  Aaa  1,670  1,784  797391NS
San Diego County Reg'l. Trans. Commission
Sales Tax Rev. Second Sr. Series A:  797400DQ
  6.25% 4/1/03 (FGIC Insured)  Aaa  8,000  8,792  797400DP
  6% 4/1/04 (FGIC Insured)  Aaa  5,900  6,496  797400DQ
  6% 4/1/05 (AMBAC Insured)  Aaa  1,500  1,671  797400EY
San Diego County Wtr. Auth. Wtr. Rev. Ctfs. of
Prtn. 5.632% 4/25/07 (FGIC Insured)  Aaa  5,000  5,502  797415CR
San Diego Multi-Family Hsg. Rev.
(Island Gardens Apts. Proj.) Series B,
9.50% 10/20/20 (GMNA Coll.)  AAA  1,585  1,589  79729HBU
San Diego Pub. Facs. Fin. Auth. Swr. Rev.
Series B, 5.375% 5/15/15 (FGIC Insured)  Aaa  1,000  1,046  79730ACN
San Diego Wtr. Util. Sys. Rev. 4.75% 8/1/28
(FGIC Insured)  Aaa  7,500  7,178  797263BC
San Francisco Bay Area Rapid Trans. Dist.:  797669GE
 Rfdg. Sales Tax Rev.:  797669GE 6.75% 7/1/10
 (AMBAC Insured)  Aaa  1,500  1,822  797669DX
 Sales Tax Rev.:  797669GE
  5.25% 7/1/12  Aa3  8,920  9,383  797669FW
  5.25% 7/1/18  Aa3  4,500  4,602  797669GC
  5% 7/1/28 (AMBAC Insured)  Aaa  18,650  18,454  797669GE
San Francisco Bldg. Auth. Lease Rev.
(Dept. Gen. Svcs. Lease) Series A:  79772LAM
  5% 10/1/05  A  400  420  79772LAM
  5% 10/1/08  A  2,640  2,767  79772LAQ
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
San Francisco City & County Gen. Oblig.
Rfdg. Series 1, 5.50% 6/15/09
(FGIC Insured)  Aaa $ 10,000 $ 10,964  797645SE
San Francisco City & County Int'l. Arpt. Commission:  797652P4
 (Int'l. Arpt. Rev. Proj.):  797652P4
  Rfdg. Second Series Issue 1,
  6.20% 5/1/05 (AMBAC Insured)  Aaa  2,300  2,511  797652FS
  Issue 9A, 5.125% 5/1/07 (FGIC Insured) (e)  Aaa  2,000  2,105
797652RN
  Issue 15B, 4.70% 5/1/14 (MBIA Insured)  Aaa  5,000  4,961  797652P4
  Series 16A, 5.375% 5/1/18
  (FSA Insured) (e)  Aaa  5,035  5,149  797652T2
  Series 18A:  7976522U
   6% 5/1/05 (MBIA Insured) (e)  Aaa  2,375  2,627  7976522N
   5.25% 5/1/11 (MBIA Insured) (e)  Aaa  3,280  3,438  7976522U
 (SFO Fuel Co. LLC) Series A:  797652H3
  5.125% 1/1/17 (AMBAC Insured) (e)  Aaa  6,000  6,031  797652F9
  5.25% 1/1/18 (AMBAC Insured) (e)  Aaa  4,515  4,567  797652H3
  5.25% 1/1/19 (AMBAC Insured) (e)  Aaa  4,750  4,804  797652H4
San Francisco City & County Pub. Utils. Commission
Wtr. Rev. Rfdg. Series A,
6.50% 11/1/09  Aa  1,000  1,107  79765RDF
San Francisco City & County Redev. Fing. Auth.
Tax Allocation Rev. (Cap. Appreciation):  79771PDM
  Rfdg. Series B, 0% 8/1/10 (MBIA Insured) Aaa 1,475 859 79771PDM Series A: 79771PCP
   0% 8/1/07 (FGIC Insured)  Aaa  1,085  743  79771PCP
   0% 8/1/08 (FGIC Insured)  Aaa  1,085  706  79771PCQ
   0% 8/1/09 (FGIC Insured)  Aaa  1,085  668  79771PCR
   0% 8/1/10 (FGIC Insured)  Aaa  1,085  632  79771PCS
San Francisco City & County Swr. Rev.:  797654JT
 Rfdg.:  797654HK
  5.50% 7/1/04  A1  1,000  1,065  797707CS
  5.90% 10/1/08 (AMBAC Insured)  Aaa  5,000  5,425  797654HK
 (Cap. Appreciation) Series B:  797654JT
  0% 10/1/06 (FGIC Insured)  Aaa  3,690  2,629  797654JT
  0% 10/1/07 (FGIC Insured)  Aaa  4,770  3,245  797654JU
  0% 10/1/08 (FGIC Insured)  Aaa  1,600  1,033  797654JV
San Joaquin County Ctfs. of Prtn. (Gen. Hosp. Proj.):  798085DT
 5.70% 9/1/01  A3  2,250  2,339  798085DT
 5.80% 9/1/02  A3  450  473  798085DU
 6.25% 9/1/13  A3  2,500  2,696  798085DW
 6.625% 9/1/20  A3  2,500  2,736  798085DX
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
  798111CNSan Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
798111CN
 Rfdg. (Cap Appreciation) Series A:  798111CN
  0% 1/15/07 (MBIA Insured)  Aaa $ 3,500 $ 2,453  798111CN
  0% 1/15/08 (MBIA Insured)  Aaa  1,525  1,015  798111CP
  0% 1/15/09 (MBIA Insured)  Aaa  4,090  2,581  798111CQ
  0% 1/15/10 (MBIA Insured)  Aaa  2,000  1,194  798111CR
  0% 1/15/11 (MBIA Insured)  Aaa  5,365  3,025  798111CS
 Series 1997 A, 5.25% 1/15/30
 (MBIA Insured)  Aaa  7,620  7,732  798111CD
San Jose Arpt. Rev. Rfdg. 5.875% 3/1/07
(FGIC Insured)  Aaa  1,905  2,133  798136JC
San Jose Redev. Agcy. Tax Allocation
(Merged Area Redev. Proj.) 6% 8/1/15
(MBIA Insured)  Aaa  3,000  3,440  798147LE
Santa Barbara Redev. Agcy. Tax Allocation Rfdg.
(Central City Redev. Proj.) 6% 3/1/05
(AMBAC Insured)  Aaa  500  556  801311EJ
Santa Clara County Fin. Auth. Lease Rev.
(VMC Replacement Proj.) Series A:  801577AM
  7.75% 11/15/08 (AMBAC Insured)  Aaa  1,175  1,512  801577AM
  7.75% 11/15/09 (AMBAC Insured)  Aaa  3,725  4,818  801577AN
Santa Margarita/Dana Point Auth. Rev. Rfdg.
(Impt. Dists. 1&2, 2A&8) Series A:  802248AM
  7.25% 8/1/06 (MBIA Insured)  Aaa  1,500  1,810  802248AM
  7.25% 8/1/07 (MBIA Insured)  Aaa  2,200  2,693  802248AN
  7.25% 8/1/08 (MBIA Insured)  Aaa  1,780  2,208  802248BM
  7.25% 8/1/12 (MBIA Insured)  Aaa  1,865  2,382  802248BR
Santa Rosa Wastewtr. Rev. Rfdg. & Sub-Reg'l.
Wastewtr. Proj. Series A, 4.75% 9/1/16
(FGIC Insured)  Aaa  900  883  802649JH
South Orange County Pub. Fin. Auth. Spl. Tax Rev.:  839100CA
 Rfdg. (Sr. Lien) Series A, 7% 9/1/10
 (MBIA Insured)  Aaa  3,300  4,075  839100BL
 (Foothill Area) Series C:  839100CA
  7.50% 8/15/06 (FGIC Insured)  Aaa  2,000  2,449  839100CA
  7.50% 8/15/07 (FGIC Insured)  Aaa  2,290  2,848  839100CB
  8% 8/15/09 (FGIC Insured)  Aaa  3,650  4,781  839100CF
Southern California Pub. Pwr. Auth. Pwr. Proj. Rev.:  842475RM
842475RM
 Rfdg.:  842475RM
  (Mead Adelanto Proj.) Series A:  842475RM
   4.75% 7/1/16 (AMBAC Insured)  Aaa  2,000  1,962  842475RH
   4.875% 7/1/20 (AMBAC Insured)  Aaa  1,000  979  842475RM
  (Mead Phoenix Proj.) Series A,
  4.875% 7/1/20 (AMBAC Insured)  Aaa  1,300  1,273  842475SN
  (Palo Verde Proj.) Series A:  842475UH
   5.50% 7/1/05 (AMBAC Insured)
   (Escrowed to Maturity) (c)  Aaa  5,000  5,428  842475VG
   6% 7/1/07 (AMBAC Insured)
   (Escrowed to Maturity) (c)  Aaa  1,100  1,245  842475VJ
   5% 7/1/15 (AMBAC Insured)
   (Escrowed to Maturity) (c)  Aaa  3,000  3,007  842475UH
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Southern California Pub. Pwr. Auth. Pwr. Proj. Rev.:  842475RM
842475RM - continued
 (Multiple Proj.):  842475KK
  6.75% 7/1/10  A $ 1,400 $ 1,679  842475KK
  6.75% 7/1/11  A  6,500  7,806  842475KL
 (Palo Verde Proj.) Series A, 5% 7/1/03
 (FSA Insured) (d)  Aaa  14,645  15,172  842475WW
Southern California Pub. Pwr. Auth. Transmission Rev.:  842477LV
 Rfdg. (Southern California Transmission Proj.)
 Series A, 6% 7/1/06 (MBIA Insured)  Aaa  2,000  2,251  842477LV
 (Southern California Transmission Proj.)
 5.50% 7/1/20  Aa3  1,000  1,009  842477JC
Stanislaus County Ctfs. of Prtn. Rfdg.
(Cap. Impt. Prog.) Series A, 5.25% 5/1/14
(MBIA Insured)  Aaa  1,500  1,554  854450DW
Sulphur Springs Unified School Dist. Series A:  865480EY
 0% 9/1/07 (MBIA Insured)  Aaa  4,445  3,034  865480EX
 0% 9/1/08 (MBIA Insured)  Aaa  4,745  3,074  865480EY
 0% 9/1/09 (MBIA Insured)  Aaa  2,485  1,525  865480EZ
 0% 9/1/12 (MBIA Insured)  Aaa  2,750  1,414  865480FC
Tahoe-Truckee Joint Unified School Dist.
(Cap. Appreciation) Series A,
0% 9/1/10 (FGIC Insured)  Aaa  6,625  3,845  873873EZ
Upland Ctfs. of Prtn. Rfdg. (San Antonio
Commty. Hosp.) 5.25% 1/1/08  A  3,700  3,813  915346DN
Upland Hosp. Ctfs. of Prtn. Rfdg. (San Antonio
Commty. Hosp.) 5.25% 1/1/13  A  8,500  8,597  915346DP
West Covina Ctfs. of Prtn. (Queen of
the Valley Hosp.):  952358BM
  5.90% 8/15/02 (Escrowed to Maturity) (c)  A2  875  939  952358BM
  6% 8/15/03 (Escrowed to Maturity) (c)  A2  925  1,009  952358BN
  6.125% 8/15/04 (Escrowed to Maturity) (c)  A2  980  1,086  952358BP
   1,212,607
PUERTO RICO - 0.5%
Puerto Rico Pub. Impt. Rfdg. 5.50% 7/1/11  Baa1  5,675  6,124
745145AP
TOTAL MUNICIPAL BONDS
(Cost $1,131,657)   1,218,731
MUNICIPAL NOTES (A) - 5.8%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
CALIFORNIA - 5.8%
California Econ. Dev. Fin. Auth. (California ISO
Corp. Proj.) Series 98-5, 3.15%, LOC Bank of
America Nat'l. Trust and Savings, VRDN  A-1+ $ 10,600 $ 10,600
13066RAK
California Health Facs. Fin. Auth. Hosp. Rev.
(Adventist Health Sys. West.) Series 1998 B,
3.15%, LOC California Teachers Retirement Sys.,
VRDN (MBIA Insured)  VMIG 1  700  700  13033AC3
California Poll. Cont. Fin. Auth. Resource Recovery
(Atlantic Richfield Co., Proj.) Series 1994 A,
3.30%, VRDN (e)  VMIG 1  500  500  130535BF
California Poll. Cont. Fin. Auth. Rev.:  130534XE
 Rfdg.   130534XE(Pacific Gas & Elec. Co. Proj.):  130534XE
  Series C, 3.20%, LOC Bank of America
  NT SA, VRDN  A-1+  11,600  11,600  130534XA
  Series 1996-G, 3.25%, VRDN  VMIG 1  3,400  3,400  130534XE
  Series 1997 A, 3.15%, LOC Toronto-Dominion
  Bank, VRDN  A-1+  2,000  2,000  130534XH
  Series 1997 B, 3.25% LOC Deutsche Bank,
  AG, VRDN (e)  P-1  22,200  22,200  130534XL
California Poll. Cont. Fin. Auth. Solid Waste Disp.
Rev. (Shell Martinez Refining Co. Proj.):  130536DW
  Series 1994-A, 3.20%, VRDN (e)  VMIG 1  10,900  10,900  130536CT
  Series 1996 A, 3.20%, VRDN (e)  VMIG 1  3,500  3,500  130536DW
California Statewide Commty. Dev. Auth.
(Northern California Retired Officers) 3.10%,
LOC Dresdner Bank, AG, VRDN  VMIG 1  1,850  1,850  13077TAG
Irvine Impt. Board Act. 1915 Limited Oblig. 3.15%,
LOC Bayerische Vereinsbank, AG,VRDN VMIG 1 1,800 1,800 463608QW Irvine Ranch Wtr. Dist. Rev.
(Consolidated Dist.#140) Series 1989, 3%,
LOC Nat'l. Westminster Bank PLC, VRDN VMIG 1 6,475 6,475 4636323R TOTAL MUNICIPAL NOTES
(Cost $75,525)   75,525
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $1,207,182)  $ 1,294,256
FUTURES CONTRACTS
AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
70 Treasury Bond Contracts   Dec. 98 $ 8,890 $ 203
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.7%
SECURITY TYPE ABBREVIATIONS
INFL - Inverse Floating Rate Security
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Coupon is inversely indexed to a floating interest rate. The price may be considerably more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
(g) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $985,000.
(h) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $172,756,000 and $226,509,000, respectively (see Note 3 of Notes to Financial Statements).
The market value of futures contracts opened and closed during the period amounted to $75,682,000 and $117,116,000, respectively (see
Note 3 of Notes to Financial Statements).
The fund participated in the bank borrowing program. The maximum loan and average daily balance during the period for which the loan was outstanding amounted to $3,211,000. The weighted average interest rate was 6.2% (see Note 5 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS                      S&P RATINGS
Aaa, Aa, A 74.4%                      Aaa, AA, A 82.8%
Baa         6.8%                      BBB         6.5%
Ba          0.0%                      BB          0.0%
B           0.0%                      B           0.0%
Caa         0.0%                      CCC         0.0%
Ca, C       0.0%                      CC, C       0.0%
                                      D           0.0%
The percentage not rated by Moody's or S&P amounted to 0.3%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation                   21.8%
Electric Revenue                     14.9
Escrowed/Pre-Refunded                10.6
Special Tax                          10.1
Transportation                       10.0
Water and Sewer                       7.5
Lease Revenue                         7.0
Health Care                           6.1
Others (individually less than 5%)   12.0
TOTAL                               100.0%
INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,207,183,000. Net unrealized appreciation aggregated $87,073,000, of which $87,165,000 related to appreciated investment securities and $92,000 related to depreciated investment securities.
At February 28, 1998, the fund had a capital loss carryforward of approximately $2,634,000 of which $82,000, and $2,552,000 will expire on February 28, 2002, and 2003, respectively. All of the loss carryforwards were acquired in the merger and are avaliable to offset future capital gains of the fund to the extent provided by regulations (see Note 8 of Notes to Financial Statements).
SPARTAN CALIFORNIA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                       AUGUST 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,207,182) -                               $ 1,294,256
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                                       3,385

INTEREST RECEIVABLE                                                                   16,168

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                                   46

OTHER RECEIVABLES                                                                     52

 TOTAL ASSETS                                                                         1,313,907

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                           $ 2,141
REGULAR DELIVERY

 DELAYED DELIVERY                                                            22,199

PAYABLE FOR FUND SHARES REDEEMED                                             2,195

DISTRIBUTIONS PAYABLE                                                        1,426

ACCRUED MANAGEMENT FEE                                                       474

NOTES PAYABLE                                                                3,211

OTHER PAYABLES AND ACCRUED EXPENSES                                          177

 TOTAL LIABILITIES                                                                    31,823

NET ASSETS                                                                           $ 1,282,084

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                      $ 1,192,349

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                 2,458
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                             87,277

NET ASSETS, FOR 103,103 SHARES OUTSTANDING                                           $ 1,282,084

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                              $12.43
SHARE ($1,282,084 (DIVIDED BY) 103,103 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                    SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)

INTEREST INCOME                                                             $ 32,797

EXPENSES

MANAGEMENT FEE                                                     $ 2,380

TRANSFER AGENT FEES                                                 555

ACCOUNTING FEES AND EXPENSES                                        183

NON-INTERESTED TRUSTEES' COMPENSATION                               1

CUSTODIAN FEES AND EXPENSES                                         31

REGISTRATION FEES                                                   167

AUDIT                                                               5

LEGAL                                                               3

INTEREST                                                            1

MISCELLANEOUS                                                       7

 TOTAL EXPENSES BEFORE REDUCTIONS                                   3,333

 EXPENSE REDUCTIONS                                                 (43)     3,290

NET INTEREST INCOME                                                          29,507

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              7,483

 FUTURES CONTRACTS                                                  (572)    6,911

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              3,608

 FUTURES CONTRACTS                                                  190      3,798

NET GAIN (LOSS)                                                              10,709

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                             $ 40,216
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTIONS:                                                         $ 27
FMR REIMBURSEMENT

 CUSTODIAN CREDITS                                                           7

 TRANSFER AGENT CREDITS                                                      9

                                                                            $ 43



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED  YEAR ENDED
                                                        AUGUST 31, 1998   FEBRUARY 28,
                                                        (UNAUDITED)       1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 29,507          $ 42,098
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                6,911             17,182

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    3,798             23,703

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         40,216            82,983
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (29,507)          (42,098)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                  (2,414)           -

 TOTAL DISTRIBUTIONS                                     (31,921)          (42,098)

SHARE TRANSACTIONS                                       35,388            711,618
NET INCREASE (DECREASE) (NOTE 7)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                43,683            752,503

NET ASSETS

 BEGINNING OF PERIOD                                     1,238,401         485,898

 END OF PERIOD                                          $ 1,282,084       $ 1,238,401





FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED   YEARS ENDED         YEAR ENDED    YEARS ENDED
                              AUGUST 31, 1998    FEBRUARY 28,        FEBRUARY 29,  FEBRUARY 28,

                              (UNAUDITED)        1998      1997      1996          1995      1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 12.360           $ 11.810  $ 11.720  $ 11.120      $ 12.100  $ 12.430
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .292                .589      .599      .625          .685      .719
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND              .094                .550      .096      .597          (.830)    (.060)
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         .386                1.139     .695      1.222         (.145)    .659
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET                      (.292)              (.589)    (.602)    (.622)        (.685)    (.719)
 INTEREST INCOME

 FROM NET                      (.024)              -         (.003)    -             (.150)    (.270)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.316)              (.589)    (.605)    (.622)        (.835)    (.989)

NET ASSET VALUE,              $ 12.430           $ 12.360  $ 11.810  $ 11.720      $ 11.120  $ 12.100
END OF PERIOD

TOTAL RETURN B, C              3.19%               9.89%     6.16%     11.25%        (.91)%    5.41%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 1,282            $ 1,238   $ 486     $ 498         $ 477     $ 575
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .53% A              .54% D    .57%      .58%          .56%      .57%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .53% A              .53% E    .57%      .58%          .56%      .57%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          4.73% A             4.85%     5.19%     5.44%         6.16%     5.78%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        28% A               37% F     17%       37%           29%       44%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER.
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1998      PAST 6  PAST 1  PAST 5  LIFE OF
                                   MONTHS  YEAR    YEARS   FUND

SPARTAN CA MUNICIPAL MONEY MARKET  1.52%   3.11%   16.81%  36.26%

CALIFORNIA TAX-FREE                1.42%   2.91%   15.09%  N/A
 MONEY MARKET FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on November 27, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 55 money market funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1998           PAST 1  PAST 5  LIFE OF
                                        YEAR    YEARS   FUND

SPARTAN CA MUNICIPAL MONEY MARKET       3.11%   3.16%   3.59%

CALIFORNIA TAX-FREE                     2.91%   2.84%   N/A
 MONEY MARKET FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                            8/31/98  6/1/98  3/2/98  12/1/97  9/1/97

SPARTAN CALIFORNIA          2.61%    3.30%   2.95%   3.36%    2.93%
 MUNICIPAL MONEY MARKET



CALIFORNIA TAX-FREE MONEY   2.42%    3.07%   2.73%   3.11%    2.81%
 MARKET FUNDS AVERAGE



SPARTAN CALIFORNIA          4.50%    5.68%   5.08%   5.79%    5.05%
 MUNICIPAL MONEY MARKET -
 TAX-EQUIVALENT




Row: 1, Col: 1, Value: 2.61
Row: 1, Col: 2, Value: 2.42
Row: 2, Col: 1, Value: 3.3
Row: 2, Col: 2, Value: 3.07
Row: 3, Col: 1, Value: 2.95
Row: 3, Col: 2, Value: 2.73
Row: 4, Col: 1, Value: 3.36
Row: 4, Col: 2, Value: 3.11
Row: 5, Col: 1, Value: 2.93
Row: 5, Col: 2, Value: 2.81
4% -
3% -
2% -
1% -
0%
Spartan California
 Municipal Money
 Market
California Tax-Free
 Money Market
 Funds Average
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 41.95%. A portion of the funds income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However,
a straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money market
fund will maintain a $1 share
price.
(checkmark)
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Diane McLaughlin, Portfolio Manager of Spartan California Municipal Money Market Fund
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS,
DIANE?
A. The U.S. economy grew at a strong rate, with real GDP - gross domestic product adjusted for inflation - growing at a rate of 3.6% over the past two quarters. Historically, a growth rate of 2.5% has been considered sustainable; in other words, growth above a 2.5% rate generally is expected to cause inflationary pressures to build. At the same time, the labor market in the U.S. was very tight, with unemployment below 5% for all six months, including a drop to a 28-year low of 4.3% in April. An unemployment rate of 5% historically has been considered "full employment." When the rate drops below that mark, prices are expected to rise because of wage pressures caused by employers increasing wages and salaries to attract or retain employees, and passing on the extra cost to consumers. However, inflation didn't emerge. In fact, the consumer price index (CPI) fell during the six-month period as price increases generally were not passed on to the consumer. Two of the reasons we didn't see inflation were improvements in productivity and falling commodity prices. In addition, financial turmoil in Asia helped subdue inflationary pressures because currency devaluations in that region helped cause the prices of imports into the U.S. to fall. Furthermore, a decline in exports to Asia and other trading partners offset the strong domestic demand that has driven the strength of the U.S. economy. The conflicting signals of a strong domestic economy and Asian weakness led to a great deal of uncertainty, as market participants tried to gauge which would dominate the future course of the economy and Federal Reserve Board monetary policy.
Q. WHAT WAS THE FED'S STANCE AS THIS TRANSPIRED?
A. The Fed sought to balance concerns about the robust domestic economy with an increasingly fragile global economic situation. During most of the period, members of the Fed's Open Market Committee expressed continued concern about the inflation outlook, and maintained a bias toward raising the rate banks charge each other for overnight loans - the fed funds target rate - a move that would slow the economy to head off inflation. Nevertheless, toward the end of the period, the global economic crisis worsened, causing expectations to shift. Many market observers began to expect that the Fed's next move would be to lower the fed funds target rate in order to sustain economic growth in the U.S.
Q. WHAT WAS YOUR STRATEGY?
A. Two main factors were considered in determining the fund's strategy: economic fundamentals as well as the supply and demand of short-term municipal securities. There was a tremendous issuance of short-term, variable-rate demand notes (VRDNs) in the market, while fixed-rate, one-year notes weren't as plentiful. To attract buyers, issuers of the variable-rate paper had to offer yields that were actually higher than those provided by longer-term, one-year notes. Because of this situation, I maintained a significant position in VRDNs throughout the period. Toward the end of the period, expectations of lower short-term rates intensified. As a result, I looked to purchase commercial paper and other fixed-rate instruments, to lock in attractive rates and to help keep the fund's maturity from declining too much in a falling rate environment.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1998, was 2.61%, compared to 2.91% six months ago. The latest yield was the equivalent of a 4.50% taxable yield for California investors in the 41.95% combined state and federal tax bracket. Through August 31, 1998, the fund's six-month total return was 1.52%, compared to 1.42% for the California tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The global economic crisis is likely to deepen before it improves. As a result, it is expected that the next policy move by the Federal Reserve Board will be more in the direction of lowering the fed funds target rate to support continued growth, as opposed to raising the rate to keep inflation under control. In addition, a municipal bond supply and demand imbalance could continue to be a challenge. Uncertainty in other markets may attract investors into municipal money market funds. At the same time, the trend of declining issuance of short-term, fixed-rate municipal securities is expected to continue.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for California residents
while maintaining a stable $1
share price
FUND NUMBER: 457
TRADING SYMBOL: FSPXX
START DATE: November 27, 1989
SIZE: as of August 31, 1998,
more than $1.3 billion
MANAGER: Diane McLaughlin,
since 1997; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1992
(checkmark)
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           8/31/98           2/28/98           8/31/97

  0 - 30   72                65                74

 31 - 90   17                15                16

 91 - 180  2                 14                0

181 - 397  9                 6                 10

WEIGHTED AVERAGE MATURITY
                               8/31/98  2/28/98  8/31/97

SPARTAN CALIFORNIA MUNICIPAL   41 DAYS  44 DAYS  45 DAYS
 MONEY MARKET FUND

CALIFORNIA TAX-FREE            43 DAYS  40 DAYS  46 DAYS
 MONEY MARKET FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF AUGUST 31, 1998 AS OF FEBRUARY 28, 1998
Row: 1, Col: 1, Value: 1.0
Row: 1, Col: 2, Value: 13.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 20.0
Row: 1, Col: 5, Value: 63.0
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 17.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 18.0
Row: 1, Col: 5, Value: 61.0
Variable rate demand
notes (VRDNs) 63%
Commercial paper
(including CP mode) 20%
Tender bonds 3%
Municipal
notes 13%
Other 1%
Variable rate demand
notes (VRDNs) 61%
Commercial paper
(including CP mode) 18%
Tender bonds 2%
Municipal
notes 17%
Other 2%
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - 97.7%
Alameda County Ind. Dev. Auth., VRDN: 011107AE
 (County of Alameda) Series 1998 A, 2.70%, LOC Wells
 Fargo Bank, NA (b) $ 4,000 $ 4,000 011107AE
 (Edward L. Shimmon, Inc. Proj.) Series 1996 A,
 2.80%, LOC Banque Nationale de Paris (b) 2,900 2,900 011106AS (Meskimen Family Trust Proj.) 2.80%, LOC Banque
 Nationale de Paris  3,000  3,000 011107AH
Alameda County Multi-Family Hsg. Rev. (Berkeley Proj.)
Series 1998 A, 2.80%, LOC Wells Fargo Bank, NA,
VRDN (b)  3,600  3,600 011109BH
Assn. of Bay Area Govt. Fin. Auth.
(L.S. Packard Children Hosp. at Stanford Proj.)
2.60% (AMBAC Insured) (Liquidity Facility Bayerische
Hypotheken und Wechsel) VRDN  6,000  6,000 00037EBJ
Azusa Multi-Family Hsg. Rev. (Pacific Glen Apt. Proj.)
Series 1994, 3.10% (Continential Casualty Co.
Guaranteed) VRDN  4,600  4,600 055020AZ
Barstow Multi-Family Hsg. Rev. (Rimrock Village Apt. Proj.)
Series 1996, 2.60%, LOC Federal Home
Loan Bank, VRDN (b)  4,650  4,650 069035AR
California Dept. of Veterans Affairs Participating VRDN  (c)130658GK
(c):
 Series PA-315, 3.26% (Liquidity Facility Merrill
 Lynch & Co.) (b)  3,270  3,270 130628TZ
 Series FR/RI-A17, 3.65% (Liquidity Facility Nat'l.
 Westminster Bank, PLC) (b)  19,000  19,000 130658GK
California Dept. of Water Resources Rev. Series 1, CP: 13099GAL
 2.85% 9/3/98  1,551  1,551 13099GAL
 3.25% 9/10/98  2,010  2,010 13099GAK
California Econ. Dev. Fin. Auth. Ind. Dev. Rev., VRDN: 13066PAK
 (Calco, LLC Proj.) Series 1997, 3.45%, LOC Wells
 Fargo Bank, NA  1,100  1,100 13066PAK
 (Joseph Schmidt Proj.) Series A, 2.80%, LOC Banque
 Nationale de Paris (b)  2,000  2,000 13066RAC
 (KQED Inc. Proj.) 2.25%, LOC Wells Fargo Bank of
 San Francisco, NA  2,650  2,650 13066RAA
 (Kuhnash Properties III, LLC/Arkay Plastics, CA, LLC Proj.)
 Series 1997, 2.90%, LOC PNC Bank, Ohio (b)  1,500  1,500 13066PAJ
 (Mercury Air Group Proj.) 2.40%,
 LOC BankBoston, NA (b)  5,000  5,000 13066RAF
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Edl. Facs. Auth. Rev.: 130174C2
 Participating VRDN Series 1998, 3.65% (Liquidity
 Facility Bank of New York, NA) (b)(c) $ 6,885 $ 6,885 1301744S (Foundation for Edl. Achievement) Series 1996A, 2.60%,
 LOC Banque Nationale de Paris, VRDN  2,500  2,500 130174C2
California Gen. Oblig.: 1306219G
 CP: 1306219G
  3.40% 10/5/98  25,500  25,500 1306209U
  3.10% 10/7/98  2,300  2,300 1306219H
  3.45% 10/7/98  13,800  13,800 1306209Y
  3.45% 10/8/98  13,800  13,800 1306219A
  3.10% 10/9/98  11,500  11,500 1306219J
  3.40% 10/13/98  10,000  10,000 1306209V
  3% 10/16/98  26,800  26,800 1306219G
 Participating VRDN (c): 130628GN
  Series 1996 L, 3.43% (Liquidity Facility Caisse des
  Depots et Consignations)   16,935  16,935 130628JV
  Series CR-153D, 3.31% (Liquidity Facility Citibank, NA)  1,555
1,555 130628GA
  Series PA-237, 3.26% (Liquidity Facility Merrill
  Lynch & Co.)  6,925  6,925 130628S5
  Series SGB-7, 3.25% (Liquidity Facility Societe Generale)  2,100
2,100 130628GW
  Series SGB-15, 3.25% (Liquidity Facility Societe Generale)  2,700
2,700 130628HC
   130628GNSeries SG-84, 3.26% (Liquidity Facility Society Generale) 10,435 10,435 130628GN
  Series SG-85, 3.26% (Liquidity Facility Society Generale)  10,500
10,500 130628GY
California Health Facs. Fin. Auth.: 13033AGP
 (Catholic Healthcare West) VRDN: 13033AGP
  Series 1995 B, 2.35% (MBIA Insured) (Liquidity
  Facility Rabobank Nederland Coop. Central) 1,100 1,100 13033AGN Series 1995 C, 2.35% (MBIA Insured) (Liquidity
  Facility Rabobank Nederland Coop. Central) 14,100 14,100 13033AGP (St. Francis Medical Center) Series 1995 E, 2.25% (MBIA
 Insured) (LiquidityFacility Rabobank Nederland Coop.
 Central) VRDN  3,600  3,600 13033AGR
California Hsg. Fin. Agcy.  13033EDZParticipating VRDN (c): 13033EDZ
 Series 1994-1, 3.41% (Liquidity Facility State Street
 Bank & Trust Co.) (b)  8,687  8,687 188847AA
 Series 1994 E, 3.26% (Liquidity Facility Merrill
 Lynch & Co.) (b)  3,590  3,590 13033ECR
 Series 1994 H, 3.46% (Liquidity Facility Citibank, NA) (b)  4,800
4,800 269896Y8
 Series 1996 C1, 3.36% (Liquidity Facility Bank
 of America Nat'l. Trust and Savings) (b) 1,925 1,925 13033ETK Series 1996 C2, 3.36% (Liquidity Facility Bank
 of America Nat'l. Trust and Savings) (b) 4,075 4,075 13033ETM MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Hsg. Fin. Agcy. Participating VRDN (c): 13033EDZ -
continued
 Series PT-14, 3.21% (Liquidity Facility
 Commerzbank, Germany)  $ 5,410 $ 5,410 13033CZ7
 Series PT-40A, 3.26% (Liquidity Facility
 Commerzbank, Germany) (b)  1,300  1,300 13033EDT
 Series PT-40B, 3.26% (Liquidity Facility Bayerische
 Hypotheken und Wechsel) (b)  13,545  13,545 13033EDV
 Series PT-40D, 3.26% (Liquidity Facility Banque
 Nationale de Paris) (BPA Merrill Lynch & Co.) (b)  9,210  9,210
13033EDZ
 Series 1995 B, 3.26% (Liquidity Facility Credit
 Suisse First Boston) (b)  1,060  1,060 13033EJC
 Series 1995 M, 3.26% (Liquidity Facility Credit
 Suisse First Boston) (b)  3,620  3,620 13033EPE
 Series 1997 C, 3.21% (Liquidity Facility Merrill
 Lynch & Co.) (c)  5,220  5,220 13033E5E
California Hsg. Fin. Agcy.  13033EU2Bonds: 13033EU2
 Home Mtg. Rev.: 13033EU2
  Series 1998 C, 3.55% 2/1/99 (FGIC Insured) (b)  3,175  3,175
13033EU2
  Series 1998 E, 3.55%, tender 3/12/99 (b)  14,500  14,500 13033EU4
 Single-Family Mtg. Rev.  130330EASeries 1998 B, 3.60%, tender
 4/1/99 (FGIC Capital Market Services Guaranteed) (b)  8,000  8,000
130330EA
California Poll. Cont. Fin. Auth. 1309952P(Pacific Gas & Elec. Co. Proj.): 1309952P
 Bonds Series 1996 D, 2.90%, 9/25/98,
 LOC United Bank of Switzerland, CP mode  4,800  4,800 1309952P
 Bonds Series 1996 E: 1309952P
  3.15%, 9/4/98, LOC Morgan Guaranty Trust Co., NY,
  CP mode  1,500  1,500 1309952M
  3.50%, 9/10/98, LOC Morgan Guaranty Trust Co., NY,
  CP mode  8,200  8,200 130995YR
  3.55%, 9/10/98, LOC Morgan Guaranty Trust Co., NY,
  CP mode  6,000  6,000 130995YY
  3.45%, 9/11/98, LOC Morgan Guaranty Trust Co., NY,
  CP mode  3,000  3,000 130995YQ
  3.45%, 10/14/98, LOC Morgan Guaranty Trust Co., NY,
  CP mode  1,000  1,000 1309952H
  3.45%, 11/12/98, LOC Morgan Guaranty Trust Co., NY,
  CP mode  7,200  7,200 1309952L
 VRDN: 130534XL
  Series 1996 C, 3.20%, LOC Bank of America Nat'l.
  Trust and Savings  1,050  1,050 130534XA
  Series 1996 G, 3.25%  3,200  3,200 130534XE
  Series 1997 B, 3.25%, LOC Deutsche Bank, AG (b)  6,100  6,100
130534XL
  Series 1997 D, 2.60% (b)  2,500  2,500 130534XM
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Poll. Cont. Fin. Auth. Bonds (Southern California
Edison Co. Proj.) Series 1985 D, 2.95%,
9/18/98, CP mode $ 1,000 $ 1,000 1309952N
California Poll. Cont. Fin. Auth. Resource Recovery Rev., VRDN:
130535BF
 (Atlantic Richfield Co.) Series 1994A, 3.30% (b)  2,600  2,600
130535BF
 (Burney Forest Prod. Proj.) 3.30%, LOC Nat'l. Westminster
 Bank PLC (b)  5,800  5,800 130535AT
California Poll. Cont. Fin. Auth. Solid Waste Disp. Rev., VRDN:
130536DW 130536DW
 (Shell Martinez Refining Co. Proj.): 130536DW
  Series 1996 A, 3.20% (b)  4,400  4,400 130536DW
  Series 1996 B, 3.20% (b)  10,000  10,000 130536DV
 (Santa Clara Valley Disp. Proj.)
 Series 1997A, 2.40%, LOC Bank of America Nat'l.
 Trust and Savings (b)  4,300  4,300 130536EJ
 13068HFQCalifornia Public Works Board Lease Rfdg.
(Dept. of Corrections) Bonds: 13068HFQ
  Rfdg. Series 1997 A, 4.50% 11/1/98  5,358  5,363 13068HFQ
  Series 1997 B, 4.50% 9/1/98  3,000  3,000 13068HFQ
  Series 1997 C, 4.50% 9/1/98  3,000  3,000 13068HFQ
California School Cash Reserve Prog. TRAN Series A,
4.50% 7/2/99 (AMBAC Insured)  42,500  42,790 130583BX
California Statewide Commty. Dev. Auth. Ind. Dev. Rev., VRDN: 13077VGS
 (Aegis of Aptos Proj.) Series 1998 Y, 3.20%, LOC Key
 Bank Nat'l. Assoc.  1,650  1,650 13077VGS
 (American River Packaging) 2.80%, LOC California St.
 Teacher Retirement Sys. (b)  1,745  1,745 130905CJ 130905BL
 (Bro-Co Gen. Partnership Proj.) Series 1990, 2.75%, LOC
 California St. Teacher Retirement Sys. (b) 3,640 3,640 130905BL (Carvin Corp.) 2.75%, LOC California St. Teacher
 Retirement Sys. (b)  2,230  2,230 130905CQ
 (Covenant Retirement Commty., Inc.): 130909VY
  Series1995, 2.65%, LOC La Salle Nat'l. Bank  7,800  7,800 130909VY
  2.65%, LOC La Salle Nat'l. Bank  7,800  7,800 130907CX
 (Duke, Inc. Project) Series 1996 E, 2.85%, LOC Wells
 Fargo Bank, NA (b)  1,320  1,320 130905DH
 (Fibrebond West Inc. Proj.) Series 1996 N, 2.75%,
 LOC California St. Teacher Retirement Sys. (b) 3,300 3,300 130905DT (Grundfos Pumps Corp. Proj.) Series 1989, 2.75%,
 LOC California St. Teacher Retirement Sys. (b) 6,000 6,000 130905AG (JDI Partners Proj.) 2.75%, LOC California St. Teacher
 Retirement Sys. (b)  1,500  1,500 130905CZ
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Statewide Commty. Dev. Auth. Ind. Dev. Rev., VRDN: 13077VGS
- continued
 (Lynwood Enterprises, LLC Proj.) Series 1997 D, 2.85%,
 LOC Fleet Nat'l. Bank (b) $ 2,000 $ 2,000 130905DX
 (Northwest Pipe & Casing Co. Proj.) Series 1990, 2.75%,
 LOC California St. Teacher Retirement Sys. (b) 3,000 3,000 130905BA (Pasco Scientific Proj.) 2.75%, LOC California St. Teacher
 Retirement Sys. (b)  2,475  2,475 130905CK
 (Peets Coffee & Tea Inc.) Series 1995 E, 2.75%,
 LOC California St. Teacher Retirement Sys. (b) 2,260 2,260 130905DC (Propak-Ca. Corp. Proj.) Series 1994 B, 2.75%,
 LOC California St. Teacher Retirement Sys. (b) 2,265 2,265 130905CG (Rapelli of California Proj.) Series 1989, 2.75%,
 LOC California St. Teacher Retirement Sys. (b) 2,500 2,500 130905AX (Rix Ind. Proj.) Series 1996 I, 2.85%,
 LOC Wells Fargo Bank, NA (b)  1,840  1,840 130905DM
 (Setton Prop. Inc. Proj.) Series 1995 E, 2.85%,
 LOC Wells Fargo Bank, NA (b)  860  860 130905CX
 (St. Joseph Health System) 2.50%  12,750  12,750 130909FU
 (Sunclipse, Inc.) 130905AN:
  (Alhambra Proj.) Series 1989, 2.75%, LOC California
  St. Teacher Retirement Sys. (b)  3,200  3,200 130905AN
  (Union City Proj.) Series 1989, 2.75%, LOC California
  St. Teacher Retirement Sys. (b)  2,135  2,135 130905AQ
California Statewide Commty. Multi-Family Hsg. Rev., VRDN: 13077VAA
 (Canyon Creek Apt.) Series 1995 C, 2.40%
 (Fannie Mae Guaranteed) (b)  2,000  2,000 13077VAA
 (Oakmont of Danville, LLC) ( Sunrise of Danville Proj.)
 2.70%, LOC Commerzbank, Germany (b)  6,165  6,165 13077VAW
Camarillo Multi-Family Hsg. Auth. Rev. (Hacienda de
Camarillo Proj.) Series 1996, 2.65%
(Fannie Mae Guaranteed) VRDN (b)  9,220  9,220 131785AC
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.): 17199BFN
 Bonds CP mode: 17199BFN
  Series C, 2.80%, 9/1/98 (b)  6,000  6,000 79729HEQ
  Series C, 3.55%, 9/4/98 (b)  5,000  5,000 17199BFN
  Series D, 3.70%, 9/9/98 (b)  6,500  6,500 17199BFR
  Series E, 3.70%, 9/9/98 (b)  2,500  2,500 17199BFQ
 Series B, 3.75%, VRDN (b)  8,900  8,900 17131HAK
Clovis Unified School Dist. TRAN 4% 6/30/99 6,000 6,013 189342RH Covina Redev. Agcy. Multi-Family Hsg. Rev. (Shadowhills
Apt. Proj.) Series 1994 A, 3.10% (Continental
Casualty Co. Guaranteed) VRDN  500  500 223045BA
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Dublin Hsg. Auth. Multi-Family Hsg. Rev.
(Sierra Iron Horse Trail Proj.) Series 1998 A,
2.40%, LOC KBC Bank, NV, VRDN (b) $ 3,200 $ 3,200 26362TAA
East Bay Municipal Utility Dist. Rev. Series 1988, CP: 271997CG
 3.50% 9/11/98  1,000  1,000 271997CC
 3.05% 9/22/98  3,000  3,000 271997CH
 2.80% 9/24/98  3,300  3,300 271997CG
Emeryville Redev. Agcy. Multi-Family Hsg.
(Emerybay Apt. II) 2.40%, LOC Bank of America Nat'l.
Trust and Savings, VRDN (b)  6,940  6,940 291200AA
Escondido Commty. Dev. Commission Rev. (Escondido
Promenade Proj.) 2.40%, LOC Bank of
America Nat'l. Trust and Savings, VRDN (b) 1,200 1,200 296338AA Fairfield Ind. Dev. Auth., VRDN: 303900AE
 (Meyer Cookward Ind. Proj.) 2.95%, LOC Banque
 Nationale de Paris (b)  4,400  4,400 303900AE
 2.90%, LOC Wells Fargo Bank, NA (b)  1,800  1,800 303900AD
Foothills Eastern Transport Corridor Agcy. Toll Road Rev.
Series 1995 D, 2.35%, LOC Morgan Guaranty Trust
Co., NY, VRDN  12,200  12,200 345105CT
Garden Grove Hsg. Auth. Multi-Family Hsg. Rev., VRDN: 365272AA
 (Cal-Malabar Apt.) Series 1997 A, 2.65%
 (Fannie Mae Guaranteed)  4,400  4,400 365272AA
 (Valley View Sr. Villas Proj.) Series1990 A, 2.50%,
 LOC Wells Fargo Bank, NA (b)  6,200  6,200 365265AB
Huntington Beach Multi-Family Hsg. (Five Point Seniors Proj.)
Series 1991 A, 3.10%, LOC Wells Fargo Bank, NA, VRDN (b)  4,400  4,400
446196AQ
Huntington Park Multi-Family Rev. (Casa Rita Apt.) Series
1994 A, 2.60%, LOC Wells Fargo Bank, NA, VRDN (b)  4,200  4,200
44667HAA
Kern County Gen. Oblig. TRAN 4.75% 10/1/98  7,200  7,205 492248AF
Lassen Muni. Util. Dist. Rev. Rfdg. Series 1996 A, 2.90% (FSA
Insured) (Liquidity Facility Credit Local de France) VRDN (b)  5,755
5,755 51808MAA
LaVerne Ind. Dev. Auth. Rev. (Paper-Pak Products, Inc. Proj.)
3.45%, LOC Nationsbank, NA, VRDN (b)  5,525  5,525 505203AA
Livermore Multi-Family Mtg. Rev. (Portola Meadows Apt.)
Series 1989 A, 2.40%, LOC Bank of America Nat'l. Trust
and Savings, VRDN (b)  4,800  4,800 537900AB
Long Beach Gen. Oblig. TRAN Series 1997-98, 4.50%
10/8/98  2,000  2,002 542399DZ
Long Beach Hbr. Rev.: 54299EBT
 Participating VRDN, Series SG-73, 3.26% (Liquidity
 Facility Societe Generale) (b)(c)  5,880  5,880 542424EX
 Series A, CP: 54299EBT
  2.75% 9/10/98 (b)  1,000  1,000 54299EBT
  3.60% 10/16/98 (b)  4,900  4,900 54299EBS
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Los Angeles Commty. Redev. Agcy. Multi-Family Hsg. Rev.
(Promenade Towers) 2.60%, LOC Bank of America, VRDN $ 5,100 $ 5,100
544393AG
Los Angeles County Capital Asset Leasing Corp., CP: 54599AAS
 3.10% 9/4/98, LOC Bayerische Landesbank Girozentrale,
 LOC Morgan Guaranty Trust Co., NY  5,250  5,250 54599AAQ
 3.10% 10/1/98, LOC Bayerische Landesbank Girozentrale,
 LOC Morgan Guaranty Trust Co., NY  2,700  2,700 54599AAS
 3.25% 10/7/98, LOC Bayerische Landesbank Girozentrale,
 LOC Morgan Guaranty Trust Co., NY  4,300  4,300 54599AAR
Los Angeles County Gen. Oblig. TRAN Series 98-99 A,
4.50% 6/30/98  2,750  2,771 544657GP
Los Angeles County Local Edl. Agcy. Prtn. Ctfs. TRAN
Series B, 4.50% 9/30/98  1,500  1,501 544706AE
Los Angeles County Metropolitan Trans. Auth.: 5447129L
 Participating VRDN (c): 54471RBB
  Series SGB-2, 3.25% (Liquidity Facility Societe Generale)  12,700
12,700 54471RAZ
  Series SGB-3, 3.25% (Liquidity Facility Societe Generale)  10,570
10,570 54471RBB
  Series SG-46, 3.26% (Liquidity Facility Societe Generale)  3,600
3,600 544712EF
 Series A, CP: 5447129L
  3.15% 10/1/98, LOC Bayerische Vereinsbank, AG,
  LOC Canadian Imperial Bank of Commerce  1,000  1,000 5447129M
  3.60% 10/9/98, LOC Bayerische Vereinsbank, AG,
  LOC Canadian Imperial Bank of Commerce  1,000  1,000 5447129L
Los Angeles County Multi-Family Hsg. Auth., VRDN: 544688GH
 (Malibu Meadows Proj.) Series 1998 A, 2.55%
 (Fannie Mae Guaranteed)  6,611  6,611 544688GH
 (Meadowridge Apt. Proj.) Series 1994 B, 3.10%
 (Continental Casualty Co. Guaranteed)  4,000  4,000 544562AN
Los Angeles Dept. of Water and Power (Elect. Plant Short
Term Rev. Certificate) 3.70% 9/15/98, LOC Bank of
Nova Scotia, LOC Toronto-Dominion Bank, CP  4,300  4,300 54499FAL
Los Angeles Gen. Oblig.: 544350L9
 Bonds 4.50% 12/1/98  3,700  3,707 544358PK
 TRAN Series 1998, 4.25% 6/30/99  11,800  11,865 544350L9
Los Angeles Hbr. Dept. Participating VRDN (c): 544552FS
 Series FR/RI-7, 3.65% (BPA Bank of New York, NA) (b)  19,800  19,800
544552JB
 Series SG-59, 3.26% (Liquidity Facility Societe Generale) (b) 8,950 8,950 544552FS
Los Angeles Multi-Family Hsg. Rev., VRDN: 544582GV
 (Beverly Park Apt.) Series 1988 A, 2.35%, LOC Chase
 Manhattan Bank (b)  1,300  1,300 544582GV
 Series 1985 K, 2.75%, LOC Federal Home Loan
 Bank   23,600  23,600 544582CD
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Los Angeles Ontario Intl. Arpt. Participating VRDN, Series SG-61, 3.26% (Liquidity Facility Societe Generale) (b) (c) $ 2,600 $ 2,600 544435UY
Los Angeles Unified School Dist. TRAN: 544644BP
 4.50% 10/1/98  9,200  9,207 544644AL
 3.60% 12/9/98  10,000  10,000 544644BP
Los Angeles Wastewater Sys.: 544999FC
 CP: 544999FC
  3.70% 9/9/98, LOC Morgan Guaranty Trust Co., NY,
  LOC United Bank of Switzerland  4,300  4,300 544999FB 544652YP
  3.15% 10/7/98, LOC Morgan Guaranty Trust Co., NY,
  LOC United Bank of Switzerland  8,400  8,400 544999FC
 544999FB Participating VRDN, Series SGA-26, 3.25% (Liquidity
 Facility Societe Generale) (c)  15,970  15,970 544652YP
Los Rios Commty. College Dist. TRAN 4.75% 12/30/98  10,000  10,036
545624CB
M-S-R Pub. Pwr. Agcy. Rev. (San Juan Proj.) Series 1997E,
2.45% (MBIA Insured) (BPA Nat'l. Westminster
Bank, PLC) VRDN  5,400  5,400 553751HB
Metropolitan Water Dist. of Southern California: 59199JDA
 CP: 59199JDA
  Series A, 3.55% 9/4/98  1,800  1,800 59199JDA
  Series B: 59199JDB
   3.55% 9/4/98  2,000  2,000 59199JDB
   3.70% 9/4/98  3,600  3,600 59199JDE
   3.45% 9/8/98  10,000  10,000 59199JCX
   3.50% 9/10/98  1,000  1,000 59199JDC
   3.55% 9/10/98  3,000  3,000 59199JDD
 Participating VRDN, Series PT-1011, 3.21% (Liquidity
 Facility Merrill Lynch & Co.) (c)  12,750  12,750 592663TH
 VRDN: 592663TL
  Rfdg. Series 1996 A, 2.35% (BPA ABN-AMRO Bank, NV)
  (AMBAC Insured)  7,000  7,000 592663QV
  Series 1997 C, 2.35% (Liquidity Facility Bank of
  America Nat'l. Trust and Savings)  16,000  16,000 592663TL
Monterey Ind. Dev. Auth. Rev.
(Slautterback Corp. Proj.) Series 1996 A, 2.60%,
LOC Bayerische Vereinsbank, VRDN (b)  3,350  3,350 61241MAA
Newark Ind. Dev. Auth. Rev. (Gas Tech Proj.) Series 1989 A,
2.95%, LOC United Bank of Switzerland, VRDN (b) 3,000 3,000 650250AA Oceanside Multi-Family Rev. (Lakeridge Apt. Proj.)
Series 1994, 3.10% (Continental Casualty Co.
Guaranteed) VRDN  6,000  6,000 675370AD
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Orange County Apt. Dev. Rev., VRDN: 684209JW
 (Foothill Oaks Apt. Proj.) Series 1989 B, 2.40%,
 LOC Bank of America Nat'l. Trust and Savings (b) $ 12,390 $ 12,390
684209JW
 (Hidden Hills) Series 1985 U-C, 2.85%, LOC Chase
 Manhattan Bank  13,600  13,600 684209JM
 (Laguna Summit Apt.) Series 1985 X, 2.85%, LOC
 Chase Manhattan Bank  8,500  8,500 684209JN
 (Monarch Bay Apt. Proj.) Series 1985 T, 2.25%,
 LOC Bank of America  15,350  15,350 684209JT
Orange County Ind. Dev. Rev. (Control Air Conditioning Corp./
Ellis Enterprises) Series 1997, 3.45%, LOC California St.
Teacher Retirement Sys., VRDN  1,000  1,000 684091AA
Pleasant Hill Redev. Agcy. Multi-Family Hsg. Rev.
(Chateau III Proj.) Series 1996 A, 3.15%,
LOC Commerzbank, Germany, VRDN (b)  1,460  1,460 72834PAA
Rancho Muni. Wtr. Dist. Fin. Auth. Rfdg. Participating VRDN,
Series SG-72, 3.21% (Liquidity Facility Societe Generale) (c)  8,750
8,750 752111DW
Redlands Multi-Family Hsg. Rev. (Parkview Terrace Proj.)
2.40%, LOC Bank of America Nat'l. Trust and Savings, VRDN  7,200
7,200 757591AD
Riverside County Gen. Oblig. Series B, 3.05% 10/1/98,
LOC Westdeutsche Landesbank Girozentrale, CP 2,537 2,537 76912E9B Riverside County Ind. Dev. Auth. (Merrick Engineering, Inc.)
3.45%, LOC Wells Fargo Bank, NA, VRDN (b) 1,320 1,320 76911TBD Riverside County School Dist RAN 4.50% 10/1/98 8,755 8,762 76912HAD Roseville Hosp. Fin. Auth. Series 1989 A, 2.40%,
LOC Toronto-Dominion Bank, VRDN  2,300  2,300 777809AA
Sacramento County Arpt. Sys. Participating VRDN (c): 786107CT
 Series SG-8, 3.25% (Liquidity Facility Societe Generale)  8,685
8,685 786107CS
 Series SGA-33, 3.25% (Liquidity Facility Societe Generale)  5,810
5,810 786107CT
Sacramento County Gen. Oblig. TRAN 4.50% 9/30/98  5,770  5,773
786106FM
Sacramento Hsg. Auth. Multi-Family Hsg. Rev. (Chesapeake
Commons Holdings, Inc.) Series 1997 A, 2.60%,
LOC Bank One, Arizona, NA, VRDN (b)  8,000  8,000 786111CU
San Bernadino County Ind. Dev. Auth. Rev., VRDN: 796901AP
 (McClain Citrus Inc. Proj.) 2.75%, LOC California St.
 Teacher Retirement Sys. (b)  2,900  2,900 796901AL
 (NRI, Inc.) 2.75%, LOC California St. Teacher
 Retirement Sys. (b)  1,505  1,505 796901AN
 (W & H Voortman Inc. Proj.) 2.75%, LOC California St.
 Teacher Retirement Sys. (b)  2,360  2,360 796901AP
San Diego County Gen. Oblig. Series B-1, 3%
10/1/98, LOC Landesbank Hessen-Thuringen, CP 6,000 6,000 79739P9C MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
San Diego Hsg. Auth. Multi-Family Hsg. Rev. Rfdg.
(Coral Pointe Apt. Proj.) Series 1993A, 3.20%,
(Continential Casualty Co. Guaranteed) VRDN $ 5,000 $ 5,000 79729HEQ San Diego Ind. Dev. Rev. Participating VRDN, Series FR/RI-1,
3.55% (Liquidity Facility Bank of New York, NA) (c)  6,000  6,000
797284CH
San Diego Reg'l. Trans. Sales Tax Participating VRDN,
Series BTP-185, 3.26% (Liquidity Facility Bankers
Trust Corp., NY) (c)  4,920  4,920 797400EK
San Francisco City & County Int'l. Arpt. Rev., CP: 7976529Q
 7976529R 7976529R 7976529R Series 1997 A, 3.45% 11/9/98, LOC
Bayerische Landesbank
 Girozentrale, LOC Morgan Guaranty Trust Co., NY (b)  5,000  5,000
7976529R
 7976529Q 7976529Q Series 1997 B, 3.55% 12/10/98, LOC Bayerische
Landesbank
 Girozentrale  1,000  1,000 7976529Q
 Series A, 3.50% 11/5/98, LOC Bayerische Landesbank
 Girozentrale, LOC Morgan Guaranty Trust Co., NY (b)  4,360  4,360
7976529P
San Francisco City & County Parking Auth. Participating VRDN,
Series 1996 A, 3.21% (Liquidity Facility Bank of
America Nat'l. Trust and Savings) (c)  7,175  7,175 797700CU
San Francisco City & County Participating VRDN (c): 797645KU
 Series 1996 AA2, 3.31% (Liquidity Facility Bank of
 America Nat'l. Trust and Savings)  1,740  1,740 797645KU
 Series 1996 AA3, 3.31% (Liquidity Facility Bank of
 America Nat'l. Trust and Savings)  4,210  4,210 797645KW
 Series 1996 AA4, 3.31% (Liquidity Facility Bank of
 America Nat'l. Trust and Savings)  4,450  4,450 797645KY
San Francisco City & County Real Estate Dev. Agcy.
Participating VRDN 3.21% (Liquidity Facility
Commerzbank, Germany) (c)  3,180  3,180 797714FW
San Francisco City & County Redev. Prog. Participating VRDN,
Series 1997 T, 3.26% (Liquidity Facility Caisse des
Depots et Consignations) (c)  2,500  2,500 797714FY
San Francisco City & County Unified School Dist. TRAN: 79771TAN
 Series 1997, 4.50% 10/30/98  5,400  5,409 79771TAM
 Series 1998, 4.50% 9/22/99  6,000  6,068 79771TAN
San Jose Multi-Family Hsg. Rev. VRDN: 798165BH
 (Almaden Lake Village Apt. Assoc.) Series 1997 A, 2.50%,
 LOC Bank of America Nat'l. Trust and Savings (b)  4,700  4,700
798165BF
 (Sienna Renaissance Apt.) Series 1996 A, 2.50%, LOC
 Key Bank Nat'l. Assoc.  11,000  11,000 798165BH
 (Somerset Park Apt.) Series 1987 A, 2.40%, LOC Bank of
 America Nat'l. Trust and Savings (b)  3,900  3,900 798163DZ
San Jose Unified School Dist. TRAN (Santa Clara County)
4.50% 10/8/98  3,000  3,003 798186MM
San Leandro Multi-Family Hsg. Rev. (Carlton Plaza)
3.15%, LOC Commerzbank, Germany, VRDN (b) 5,000 5,000 798448AF MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Santa Barbara County TRAN Series A, 4.50% 10/1/98 $ 5,500 $ 5,505
801320AH
Santa Clara County Multi-Family Hsg. Rev. (Briarwood Apts.)
Series 1996 B, 2.55% (Fannie Mae Guaranteed) VRDN  1,000  1,000
801623AD
Santa Clara County Gen. Oblig. TRAN 4.75% 10/1/98  10,350  10,359
801546LM
Santa Rosa Multi-Family Hsg. (Quail Run Apt./Santa Rosa
Hsg. Partners) Series 1997 A, 3.55%, LOC U.S.
Bank of Washington, VRDN (b)  5,850  5,850 80262MBB
Simi Valley Multi-Family Hsg. Rev. (Lincoln Wood Ranch Apt.)
2.50%, LOC Credit Suisse First Boston, VRDN 8,200 8,200 828905BY South Coast Local Edl. Agcy. TRAN 4.50% 6/30/99
(MBIA Insured)  27,500  27,703 837431AD
Southern California Pub. Pwr. Auth.: 842477LX
 Participating VRDN, Series SG-35, 3.21% (Liquidity
 Facility Societe Generale) (c)  1,000  1,000 842475UU
 (Southern Transmission Proj.) 2.45% (BPA Morgan Guaranty
 Trust Co., NY) (FSA Insured) VRDN  5,000  5,000 842477LX
Torrance Hospital Rev. (Little Co. of Mary Hosp. - Torrance
Mem. Med Ctr.) Series 1992, 2.70%, LOC Chase
Manhattan Bank, VRDN  10,800  10,800 891368BX
University of California Rev.: 9141149C
 Gen. Oblig. Series A, 2.80% 9/4/98, CP  9,300  9,300 9141149C
 Rfdg. Participating VRDN, Series 1997 G, 3.20%
 (Liquidity Corestates Bank) (c)  20,000  20,000 914113G8
Vallejo Multi-Family Hsg. Rev. (Hillside Terrace Apt./Vallejo
Hillside Assoc.) Series 1997 A, 2.65% (Fannie Mae
Guaranteed) VRDN (b)  1,725  1,725 919196AL
Vista City Ind. Dev. Auth. Rev. (Desalination Sys., Inc.)
Series 1995, 3%, LOC Wells Fargo Bank, NA, VRDN (b)  5,770  5,770
928310AC
  1,278,228
GUAM - 1.0%
Guam Pwr. Auth. Rev., CP: 745145FZ
 2.90% 9/18/98 (AMBAC Insured)  4,800  4,800 745177AH
 3% 10/9/98 (AMBAC Insured)  7,800  745145FZ 7,800 745145FZ
  12,600
PUERTO RICO - 1.3%
Puerto Rico Commonwealth Gov't. Dev. Bank Rev., 2.50%
(MBIA Insured) LOC Credit Suisse First Boston, VRDN  4,000  4,000
745177AH
Puerto Rico Hwy. & Trans. Auth. Series A, 2.75%
(AMBAC Insured) (Liquidity Facility Bank of Nova Scotia)
VRDN  4,400  4,400 745190AZ
Puerto Rico Ind., Tourist, Edl., Medical & Envir. Cont. Facs. (University of Ana G. Mendez Proj.) Series 98, 2.40%,
LOC Banco Santander, SA, VRDN  4,100  4,100 745272BJ
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
PUERTO RICO - CONTINUED
Puerto Rico Pub. Impt. Participating VRDN,
Series PT-1025, 3.16% (Liquidity Facility
Merrill Lynch & Co.) (c) $ 4,800 $ 745145FZ 4,800 745145FZ
  17,300
TOTAL INVESTMENTS IN SECURITIES - 100%  $ 1,308,128
Total Cost for Income Tax Purposes    $ 1,308,128
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At February 28, 1998, the fund had a capital loss carryforward of approximately $622,000 of which $582,000,and $40,000 will expire on February 28, 2003, and 2006, respectively.
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS(EXCEPT PER-SHARE AMOUNT)                      AUGUST 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                               $ 1,308,128
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                                     7,199

INTEREST RECEIVABLE                                                                 7,769

 TOTAL ASSETS                                                                       1,323,096

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                                  $ 93

PAYABLE FOR INVESTMENTS PURCHASED                                           6,068

PAYABLE FOR FUND SHARES REDEEMED                                            6,182

DISTRIBUTIONS PAYABLE                                                       134

ACCRUED MANAGEMENT FEE                                                      557

OTHER PAYABLES AND ACCRUED EXPENSES                                         13

 TOTAL LIABILITIES                                                                  13,047

NET ASSETS                                                                         $ 1,310,049

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                    $ 1,310,706

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                 (657)

NET ASSETS, FOR 1,310,702 SHARES OUTSTANDING                                       $ 1,310,049

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                            $1.00
SHARE ($1,310,049 (DIVIDED BY) 1,310,702 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                    SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)

INTEREST INCOME                                                             $ 23,247

EXPENSES

MANAGEMENT FEE                                                     $ 3,333

NON-INTERESTED TRUSTEES' COMPENSATION                               3

 TOTAL EXPENSES BEFORE REDUCTIONS                                   3,336

 EXPENSE REDUCTIONS                                                 (105)    3,231

NET INTEREST INCOME                                                          20,016

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                      (32)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 19,984

OTHER INFORMATION

EXPENSE REDUCTIONS:                                                         $ 103
CUSTODIAN CREDITS

 TRANSFER AGENT CREDITS                                                      2

                                                                            $ 105



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                      SIX MONTHS ENDED   YEAR ENDED
                                                          AUGUST 31, 1998    FEBRUARY 28,
                                                          (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 20,016           $ 42,978
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  (32)               (33)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           19,984             42,945
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (20,016)           (42,978)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   726,193            1,481,851
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    19,563             42,120

 COST OF SHARES REDEEMED                                   (788,430)          (1,515,041)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          (42,674)           8,930
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (42,706)           8,897

NET ASSETS

 BEGINNING OF PERIOD                                       1,352,755          1,343,858

 END OF PERIOD                                            $ 1,310,049        $ 1,352,755





FINANCIAL HIGHLIGHTS
                             SIX MONTHS ENDED   YEARS ENDED       YEAR ENDED        YEARS ENDED
                             AUGUST 31, 1998    FEBRUARY 28,      FEBRUARY 29,      FEBRUARY 28,

                             (UNAUDITED)        1998     1997     1996     1995     1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000           $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .015              .032     .031     .035     .030     .024
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET                      (.015)            (.032)   (.031)   (.035)   (.030)   (.024)
 INTEREST INCOME

NET ASSET VALUE,              $ 1.000           $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
END OF PERIOD

TOTAL RETURN B, C              1.52%             3.26%    3.18%    3.60%    3.00%    2.45%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 1,310           $ 1,353  $ 1,344  $ 1,307  $ 1,163  $ 1,065
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .50% A            .45% D   .35% D   .31% D   .28% D   .21% D
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .48% A, E         .45%     .34% E   .31%     .28%     .21%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          3.00% A           3.21%    3.14%    3.55%    2.96%    2.42%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1998       PAST 6  PAST 1  PAST 5  PAST 10
                                    MONTHS  YEAR    YEARS   YEARS

FIDELITY CA MUNICIPAL MONEY MARKET  1.45%   2.97%   15.03%  40.83%

CALIFORNIA TAX-FREE                 1.42%   2.91%   15.09%  40.92%
 MONEY MARKET FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 55 money market funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1998            PAST 1  PAST 5  PAST 10
                                         YEAR    YEARS   YEARS

FIDELITY CA MUNICIPAL MONEY MARKET       2.97%   2.84%   3.48%

CALIFORNIA TAX-FREE                      2.91%   2.84%   3.51%
 MONEY MARKET FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                              8/31/98  6/1/98  3/2/98  12/1/97  9/1/97



CALIFORNIA MUNICIPAL          2.52%    3.18%   2.82%   3.19%    2.77%
 MONEY MARKET



CALIFORNIA TAX-FREE           2.42%    3.07%   2.73%   3.11%    2.81%
 MONEY MARKET FUNDS AVERAGE



CALIFORNIA MUNICIPAL          4.34%    5.48%   4.86%   5.50%    4.77%
 MONEY MARKET TAX-EQUIVALENT





Row: 1, Col: 1, Value: 2.52
Row: 1, Col: 2, Value: 2.42
Row: 2, Col: 1, Value: 3.18
Row: 2, Col: 2, Value: 3.07
Row: 3, Col: 1, Value: 2.82
Row: 3, Col: 2, Value: 2.73
Row: 4, Col: 1, Value: 3.19
Row: 4, Col: 2, Value: 3.11
Row: 5, Col: 1, Value: 2.77
Row: 5, Col: 2, Value: 2.81
4% -
3% -
2% -
1% -
0%
California Municipal
 Money Market
California Tax-Free
 Money Market
 Funds Average
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 41.95%. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
YIELDS ON TAX-FREE INVESTMENTS
ARE USUALLY LOWER THAN YIELDS
ON TAXABLE INVESTMENTS.
HOWEVER, A STRAIGHT
COMPARISON BETWEEN THE TWO
MAY BE MISLEADING BECAUSE IT
IGNORES THE WAY TAXES
REDUCE TAXABLE RETURNS.
TAX-EQUIVALENT YIELD - THE YIELD
YOU'D HAVE TO EARN ON A
SIMILAR TAXABLE INVESTMENT TO
MATCH THE TAX-FREE YIELD -
MAKES THE COMPARISON MORE
MEANINGFUL. KEEP IN MIND THAT
THE U.S. GOVERNMENT NEITHER
INSURES NOR GUARANTEES A
MONEY MARKET FUND. AND THERE
IS NO ASSURANCE THAT A MONEY
MARKET FUND WILL MAINTAIN A $1
SHARE PRICE.
(CHECKMARK)
FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Diane McLaughlin, Portfolio Manager of Fidelity California Municipal Money Market Fund
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS,
DIANE?
A. The U.S. economy grew at a strong rate, with real GDP - gross domestic product adjusted for inflation - growing at a rate of 3.6% over the past two quarters. Historically, a growth rate of 2.5% has been considered sustainable; in other words, growth above a 2.5% rate generally is expected to cause inflationary pressures to build. At the same time, the labor market in the U.S. was very tight, with unemployment below 5% for all six months, including a drop to a 28-year low of 4.3% in April. An unemployment rate of 5% historically has been considered "full employment." When the rate drops below that mark, prices are expected to rise because of wage pressures caused by employers increasing wages and salaries to attract or retain employees, and passing on the extra cost to consumers. However, inflation didn't emerge. In fact, the consumer price index (CPI) fell during the six-month period as price increases generally were not passed on to the consumer. Two of the reasons we didn't see inflation were improvements in productivity and falling commodity prices. In addition, financial turmoil in Asia helped subdue inflationary pressures because currency devaluations in that region helped cause the prices of imports into the U.S. to fall. Furthermore, a decline in exports to Asia and other trading partners offset the strong domestic demand that has driven the strength of the U.S. economy. The conflicting signals of a strong domestic economy and Asian weakness led to a great deal of uncertainty, as market participants tried to gauge which would dominate the future course of the economy and Federal Reserve Board monetary policy.
Q. WHAT WAS THE FED'S STANCE AS THIS TRANSPIRED?
A. The Fed sought to balance concerns about the robust domestic economy with an increasingly fragile global economic situation. During most of the period, members of the Fed's Open Market Committee expressed continued concern about the inflation outlook, and maintained a bias toward raising the rate banks charge each other for overnight loans - the fed funds target rate - a move that would slow the economy to head off inflation. Nevertheless, toward the end of the period, the global economic crisis worsened, causing expectations to shift. Many market observers began to expect that the Fed's next move would be to lower the fed funds target rate in order to sustain economic growth in the U.S.
Q. WHAT WAS YOUR STRATEGY?
A. Two main factors were considered in determining the fund's strategy: economic fundamentals as well as the supply and demand of short-term municipal securities. There was a tremendous issuance of short-term, variable-rate demand notes (VRDNs) in the market, while fixed-rate, one-year notes weren't as plentiful. To attract buyers, issuers of the variable-rate paper had to offer yields that were actually higher than those provided by longer-term, one-year notes. Because of this situation, I maintained a significant position in VRDNs throughout the period. Toward the end of the period, expectations of lower short-term rates intensified. As a result, I looked to purchase commercial paper and other fixed-rate instruments, to lock in attractive rates and to help keep the fund's maturity from declining too much in a falling rate environment.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1998, was 2.52%, compared to 2.77% six months ago. The latest yield was the equivalent of a 4.34% taxable yield for California investors in the 41.95% combined state and federal tax bracket. Through August 31, 1998, the fund's six-month total return was 1.45%, compared to 1.42% for the California tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The global economic crisis is likely to deepen before it improves. As a result, it is expected that the next policy move by the Federal Reserve Board will be more in the direction of lowering the fed funds target rate to support continued growth, as opposed to raising the rate to keep inflation under control. In addition, a municipal bond supply and demand imbalance could continue to be a challenge. Uncertainty in other markets may attract investors into municipal money market funds. At the same time, the trend of declining issuance of short-term, fixed-rate municipal securities is expected to continue.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for California residents
while maintaining a stable
$1 share price
FUND NUMBER: 097
TRADING SYMBOL: FCFXX
START DATE: July 7, 1984
SIZE: as of August 31, 1998,
more than $1.1 billion
MANAGER: Diane McLaughlin,
since 1997; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1992
(checkmark)
FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           8/31/98           2/28/98           8/31/97

  0 - 30   73                60                75

 31 - 90   17                20                15

 91 - 180  2                 14                0

181 - 397  8                 6                 10

WEIGHTED AVERAGE MATURITY
                                8/31/98  2/28/98  8/31/97

FIDELITY CALIFORNIA MUNICIPAL
 MONEY MARKET FUND              39 DAYS  46 DAYS  45 DAYS

CALIFORNIA TAX-FREE
 MONEY MARKET FUNDS AVERAGE*    43 DAYS  40 DAYS  46 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF AUGUST 31, 1998 AS OF FEBRUARY 28, 1998
Row: 1, Col: 1, Value: 63.0
Row: 1, Col: 2, Value: 21.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 12.0
Row: 1, Col: 5, Value: 1.0
Row: 1, Col: 1, Value: 55.0
Row: 1, Col: 2, Value: 24.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 17.0
Row: 1, Col: 5, Value: 2.0
Variable rate demand
notes (VRDNs) 63%
Commercial paper
(including CP mode) 21%
Tender bonds 3%
Municipal notes 12%
Other 1%
Variable rate demand
notes (VRDNs) 55%
Commercial paper
(including CP mode) 24%
Tender bonds 2%
Municipal notes 17%
Other 2%
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS AUGUST 31, 1998 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - 96.3%
Alameda County Ind. Dev. Auth. Ind. Rev., VRDN:  011106AS
 Rfdg. (Longview Fibre Co.) Series 1988, 3.25%,
 LOC ABN-AMRO Bank $ 1,750 $ 1,750  011106AD
 (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 2.80%,
 LOC Banque Nationale de Paris (b)  2,100  2,100  011106AS
 (Meskimen Family Trust Proj.) 2.80%, LOC Banque
 Nationale de Paris  2,000  2,000  011107AH
Alameda County Multi-Family Hsg. Rev.
(Berkeley Proj.) Series 1998 A, 2.80%,
LOC Wells Fargo Bank, NA, VRDN (b)  2,400  2,400  011109BH
Anaheim Multi-Family Hsg. Rev.
(Sage Park Proj.) Series A, 2.40%, LOC Bank of
America Nat'l. Trust and Savings, VRDN (b) 1,100 1,100 032557BB Assn. of Bay Area Govt. Fin. Auth.
(L.S. Packard Children Hosp. at Stanford Proj.), 2.60%,
(AMBAC Insured) (Liquidity Facility Bayerische
Hypotheken und Wechsel) VRDN  10,000  10,000  00037EBJ
Azusa Multi-Family Hsg. Rev. (Pacific Glen Apt. Proj.)
Series 1994, 3.10% (Continential Casualty Co.
Guaranteed) VRDN  4,300  4,300  055020AZ
California Dept. of Veterans Affairs Participating VRDN (c):  130628TZ
 Series PA-315, 3.26% (Liquidity Facility Merrill
 Lynch & Co. Inc.) (b)  2,100  2,100  130628TZ
 Series FR/RI-A17, 3.65% (Liquidity Facility Nat'l.
 Westminster Bank, PLC) (b)  14,750  14,750  130658GK
California Econ. Dev. Fin. Auth. Ind. Dev. Rev., VRDN:  13066RAA
 (Joseph Schmidt Proj.) Series A, 2.80%,
 LOC Banque Nationale de Paris (b)  1,500  1,500  13066RAC
 (KQED Inc. Proj.) 2.25%, LOC Wells Fargo Bank, NA  2,250  2,250
13066RAA
 (Kuhnash Properties III, LLC/Arkay Plastics, CA, LLC Proj.)
 Series 1997, 2.90%, LOC PNC Bank, Ohio (b)  1,000  1,000  13066PAJ
 (Lion Raisins Proj.) Series 1998, 2.50%, LOC Bank of
 America Nat'l. Trust and Savings (b)  1,000  1,000  13066PBA
 (Mercury Air Group Proj.) 2.40%, LOC BankBoston, NA (b)  4,000  4,000
13066RAF
 (Volk Enterprises) Series 1996, 2.40%, LOC Harris
 Trust & Savings  1,800  1,800  13066PAF
California Edl. Facs. Auth. Rev. Participating VRDN Series 1998,
3.65% (Liquidity Facility Bank of New York, NA) (c)  5,200  5,200
1301744S
California Gen. Oblig.:  1306219E
 CP:  1306219E
  3.15% 10/1/98  10,000  10,000  1306219F
  3.10% 10/7/98  4,200  4,200  1306219H
  3.45% 10/7/98  11,200  11,200  1306219B
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Gen. Oblig.:  1306219E - continued
 CP:  1306219E
  3.45% 10/8/98 $ 11,200 $ 11,200  1306219C
  3.10% 10/9/98  10,000  10,000  1306219J
  3.40% 10/13/98  7,000  7,000  1306209V
  2.95% 10/16/98  12,500  12,500  1306219E
  3% 10/16/98  12,700  12,700  1306219G
 Participating VRDN (c):  130628GN
  Series 1996 L, 3.43% (Liquidity Facility
  Caisse des Depots et Consignations)  7,570  7,570  130628JV
  Series PA-238, 3.26% (Liquidity Facility Merrill
  Lynch & Co.)  6,525  6,525  130628P4
  Series SGB-7, 3.25% (Liquidity Facility Societe Generale)  2,700
2,700  130628GW
  Series SGB-15, 3.25% (Liquidity Facility Societe Generale)  1,000
1,000  130628HC
  Series SG-84, 3.26% (Liquidity Facility Society Generale)  1,800
1,800  130628GN
California Hsg. Fin. Agcy.   13033EDZParticipating VRDN (c):  13033EDZ
 Series 1994-1, 3.41% (Liquidity Facility State Street
 Bank & Trust Co.) (b)  5,326  5,326  188847AA
 Series 1994 H, 3.46% (Liquidity Facility Citibank, NA) (b)  4,000
4,000  269896Y8
 Series 1994 H, 3.70% (Liquidity Facility Bayerische
 Hypotheken und Wechsel) (b)  8,820  8,820  13033EU5
 Series 1996 C1, 3.36% (Liquidity Facility Bank of America
 Nat'l. Trust and Savings) (b)  3,225  3,225  13033ETK
 Series PA-58, 3.21% (Liquidity Facility Merrill Lynch & Co.)  3,700
3,700  13033CZ9
 Series PA-90, 3.26% (Liquidity Facility Merrill Lynch & Co.) (b) 1,270 1,270 13033ECR
 Series PA-112, 3.26% (Liquidity Facility Merrill
 Lynch & Co.) (b)  2,250  2,250  13033EPH
 Series PT-14, 3.21% (Liquidity Facility Commerzbank,
 Germany)  3,110  3,110  13033CZ7
 Series PT-40A, 3.26% (Liquidity Facility Commerzbank,
 Germany) (b)  6,700  6,700  13033EDT
 Series PT-40B, 3.26% (Liquidity Facility Bayerische
 Hypotheken und Wechsel) (b)  10,640  10,640  13033EDV
 Series PT-40D, 3.26% (Liquidity Facility Banque Nationale
 de Paris) (BPA Merrill Lynch & Co.) (b)  60  60  13033EDZ
 Series PT-56, 3.26% (Liquidity Facility Credit Suisse
 First Boston) (b)  825  825  13033EJC
California Hsg. Fin. Agcy. Bonds:  13033EU2
 Home Mtg. Rev.:
  Series 1998 C, 3.55% 2/1/99 (FGIC Insured) (b)  2,215  2,215
13033EU2
  Series 1998 E, 3.55%, tender 3/12/99 (b)  10,500  10,500  13033EU4
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Hsg. Fin. Agcy. Bonds: - continued  130330EA
 Single-Family Mtg. Rev. Series 1998 B, 3.60%, tender
4/1/99 (FGIC Capital Market Services Guaranteed) (b) $ 5,500 $ 5,500
130330EA
  1309952PCalifornia Poll. Cont. Fin. Auth. (Pacific Gas & Elec. Co. Proj.): 1309952P
 Bonds Series 1996 D, 2.90%, 9/25/98,
 LOC United Bank of Switzerland, CP mode  3,200  3,200  1309952P
 Bonds Series 1996 E:  1309952L
  130995YR  3.50%, 9/10/98, LOC Morgan Guaranty Trust Co.,
  NY, CP mode  5,000  5,000  130995YR
  3.55%, 9/10/98, LOC Morgan Guaranty Trust Co.,
  NY, CP mode  6,100  6,100  130995YY
   1309952L 3.45%, 11/12/98, LOC Morgan Guaranty Trust Co.,
  NY, CP mode  5,900  5,900  1309952L
 VRDN:  130534XL
  Series 1996 A, 2.60%, LOC Swiss Bank Corp. (b) 600 600 130534WY Series 1996 C, 3.20%, LOC Bank of America Nat'l. Trust
  and Savings  13,000  13,000  130534XA
  Series 1996 G, 3.25%  16,200  16,200  130534XE
  Series 1997 B, 3.25%, LOC Deutsche Bank, AG (b)  9,900  9,900
130534XL
California Poll. Cont. Fin. Auth. Envir. Impt. (Browning Ferris
Ind. Proj.) Series 1997 B, 2.60%, LOC Deutsche Bank,
AG, VRDN (b)  2,500  2,500  13053RAH
California Poll. Cont. Fin. Auth. Resource Recovery Rev.
(Atlantic Richfield Co.) Series 1994 A, 3.30%, VRDN (b)  15,200
15,200  130535BF
California Poll. Cont. Fin. Auth. Solid Waste Disp. Rev.
(Shell Martinez Refining Co. Proj.) VRDN:  130536DV
  Series 1994 A, 3.20% (b)  850  850  130536CT
  Series 1994 B, 3.20% (b)  8,500  8,500  130536DH
  Series 1996 B, 3.20% (b)  5,400  5,400  130536DV
California Public Works Board Lease Rfdg.
(Dept. of Corrections) Bonds:  13068HFQ
  Rfdg. Series 1997 A, 4.50% 11/1/98  3,572  3,576  13068HFQ
  Series 1997 B, 4.50% 9/1/98  2,000  2,000  13068HFQ
  Series 1997 C, 4.50% 9/1/98  2,000  2,000  13068HFQ
California School Cash Reserve Prog. TRAN Series A,
4.50% 7/2/99 (AMBAC Insured)  31,500  31,717  130583BX
  130905ASCalifornia Statewide Commty. Dev. Auth. Ind. Dev. Rev.,
VRDN:  130905AS
 (Andercraft Prod. Inc.) Series 1989, 2.80%, LOC
 California St. Teacher Retirement Sys. (b) 650 650 130905AS (Cordeiro Vault Co., Inc. Proj.) Series 1996 M, 2.80%,
 LOC California St. Teacher Retirement Sys. (b)  1,120  1,120
130905DS
 (Enterprise Zone Facs. Rev. (JTF Enterprises, LLC Proj.)
 Series 1996 A, 2.85%,
 LOC Bank of America Nat'l. Trust and Savings (b)  3,000  3,000
130911AJ
 (Eurodesign Cabinets Inc. Proj.) 2.80%, LOC
 California St. Teacher Retirement Sys. (b) 800 800 130905BE MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Statewide Commty. Dev. Auth. Ind. Dev. Rev., VRDN:
130905AS - continued
 (Fibrebond West Inc. Proj.) Series 1996 N, 2.75%,
 LOC California St. Teacher Retirement Sys. (b) $ 2,700 $ 2,700
130905DT
 (Fulton Properties Ltd, Inc.) Series 1996F, 2.85%,
 LOC Wells Fargo Bank, NA (b)  3,485  3,485  130905DJ
 (Lansmont Corp. Proj.) Series 1996 G 2.85%,
 LOC Wells Fargo Bank, NA (b)  1,000  1,000  130905DK
 (Lynwood Enterprises, LLC Proj.) Series 1997 D, 2.85%,
 LOC Fleet Nat'l. Bank (b)  1,400  1,400  130905DX
 (Marcel & Margrit Shurman Proj.) 2.80% (b) 1,625 1,625 130905AL (Redline Synthetic Oil Corp.) 2.80%, LOC California St.
 Teacher Retirement Sys. (b)  1,065  1,065  130905DA
 (Setton Prop. Inc. Proj.) Series 1995 E, 2.85%,
 LOC Wells Fargo Bank, NA (b)  2,590  2,590  130905CX
 (St. Joseph Health System) 2.50% (b)  9,200  9,200  130909FU
 (Sys. Engineering & Mgmt. Co.) 2.80%, LOC
 California St. Teacher Retirement Sys. (b) 1,580 1,580 130905CS (W&H Voortman Inc. Proj.) Series 1990, 2.80%,
 LOC California St. Teacher Retirement Sys. (b)  1,020  1,020
130905BD
 (Zarn Inc. Proj.) Series 1989, 2.80%, LOC California
 Teacher Retirement Sys. (b)  455  455  130905AJ
 (Zieman Manufacturing Co. Proj.) Series 1990, 2.80%,
 LOC California St. Teacher Retirement Sys. (b) 420 420 130905BB California Statewide Commty. Multi-Family Hsg. Rev., VRDN: 130905DR
 (Evapco, Inc.) Series 1996 K, 2.85%, LOC
 Nationsbank, NA (b)  1,415  1,415  130905DR
 (Oakmont Stokton) Series 97C, 2.70%, LOC Commerzbank,
 Germany (b)  5,960  5,960  13077VAU
 (Sunrise of Moraga) Series 97G, 3.15%, LOC Commerzbank,
 Germany (b)  1,200  1,200  13077VAY
Camarillo Multi-Family Hsg. Auth. Rev. (Hacienda de
Camarillo Proj.) Series 1996, 2.65% (Fannie Mae
Guaranteed) VRDN (b)  7,200  7,200  131785AC
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.):
17199BFN
 Bonds:  17199BFN
  797284CL  Series C, 2.80% 9/1/98, CP mode (b)  4,000  4,000
797284CL
  Series C, 3.55% 9/4/98, CP mode (b)  6,000  6,000  17199BFN
  Series D, 3.70% 9/9/98, CP mode (b)  3,500  3,500  17199BFR
  Series E, 3.70% 9/9/98, CP mode (b)  2,500  2,500  17199BFQ
 Series B, 3.75%, VRDN (b)  7,700  7,700  17131HAK
Clovis Unified School Dist. TRAN 4% 6/30/99 4,000 4,009 189342RH MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Concord Multi-Family Mtg. Rev. (Crossroads Apt.)
Series 1988 B, 2.20% (Fannie Mae Guaranteed) VRDN $ 3,000 $ 3,000
206133AF
Covina Redev. Agcy. Multi-Family Hsg. Rev.
(Shadowhills Apt. Proj.) Series 1994 A, 3.10%
(Continental Casualty Co. Guaranteed) VRDN  500  500  223045BA
Dublin Hsg. Auth. Multi-Family Hsg. Rev.
(Sierra Iron Horse Trail Proj.) Series 1998 A, 2.40%,
LOC KBC Bank, NV, VRDN (b)  2,600  2,600  26362TAA
Escondido Commty. Dev. Commission Rev.
(Escondido Promenade Proj.) 2.40%, LOC Bank of
America Nat'l. Trust and Savings, VRDN (b) 1,000 1,000 296338AA Fairfield Ind. Dev. Auth. (Meyer Cookward Ind. Proj.) 2.95%,
LOC Banque Nationale de Paris, VRDN (b)  4,100  4,100  303900AE
Fowler Ind. Dev. Auth. Ind. Dev. Rev. (Bee Sweet Citrus Inc. Proj.) 3.35%, LOC Bank of America Nat'l. Trust and Savings,
VRDN (b)  1,800  1,800  351131AA
Fontana Apt. Dev. Rev. Rfdg.
(Citrus Ave. Apt. Proj.) Series 1992 A, 2.40%,
LOC Bank of America Nat'l. Trust and Savings, VRDN  4,095  4,095
344603AB
Foothills Eastern Transport Corridor Agcy. Toll Road Rev., VRDN:
345105CT
 Series 1995 D, 2.35%, LOC Morgan Guaranty Trust Co.  18,000  18,000
345105CT
 Series 1995 D, 2.35%, LOC Morgan Guaranty Trust Co.  4,100  4,100
345105CS
Garden Grove Hsg. Auth. Multi-Family Hsg. Rev., VRDN:  365272AA
 (Cal-Malabar Apt.) Series 1997 A, 2.65%
 (Fannie Mae Guaranteed)  2,750  2,750  365272AA
 (Valley View Sr. Villas Proj.) Series1990 A, 2.50%,
 LOC Wells Fargo Bank, NA (b)  1,700  1,700  365265AB
Irvine Ranch Water Dist. (Dist. #102, #103, #105, & #106)
Series 1995, 3.15%, LOC Commerzbank, AG, VRDN  200  200  4636323Z
Kern County Gen. Oblig. TRAN 4.75% 10/1/98  6,050  6,055  492248AF
Lassen Muni. Util. Dist. Rev. Rfdg. Series 1996 A, 2.90% (FSA
Insured) (Liquidity Facility Credit Local de France) VRDN (b)  3,065
3,065  51808MAA
Livermore Ctfs. of Prtn. (Reverse Osmosis Proj.) 2.80%,
LOC Nat'l. Westminster Bank PLC, VRDN  900  900  538164EY
Long Beach Gen. Oblig. TRAN Series 1997-98,
4.50% 10/8/98  1,400  1,401  542399DZ
Long Beach Hbr. Rev.:  542424EX
 Participating VRDN (c):  542424EX
  Series 1998 A, 3.65% (Liquidity Facility Bayerische
  Hypotheken und Wechsel Bank (b)  9,900  9,900  542424FZ
  Series SG-73, 3.26% (Liquidity Facility Societe Generale) (b) 3,000 3,000 542424EX
 Series A, CP:  54299EBS
  3.65% 9/10/98 (b)  4,000  4,000  54299EBP
  3.65% 9/10/98 (b)  1,500  1,500  54299EBQ
  3.60% 10/16/98 (b)  7,600  7,600  54299EBS
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Los Angeles Commty. Redev. Agcy. Multi-Family Hsg.
Rev., VRDN:  544393AD
  (Grand Promenade Proj.) Series 1985, 2.25%,
  LOC Bank of America $ 1,500 $ 1,500  544393AD
  (Promenade Towers) 2.60%, LOC Bank of America  6,475  6,475
544393AG
Los Angeles County Capital Asset Leasing Corp., CP:  54599AAS
 3.10% 9/4/98, LOC Bayerische Landesbank Girozentrale,
 LOC Morgan Guaranty Trust Co., NY  10,900  10,900  54599AAQ
 3.10% 10/1/98, LOC Bayerische Landesbank Girozentrale,
 LOC Morgan Guaranty Trust Co., NY  2,300  2,300  54599AAS
 3.25% 10/7/98, LOC Bayerische Landesbank Girozentrale,
 LOC Morgan Guaranty Trust Co., NY  4,700  4,700  54599AAR
Los Angeles County Gen. Oblig. TRAN Series 98-99 A,
4.50% 6/30/98  2,250  2,267  544657GP
Los Angeles County Local Edl. Agcy. Prtn. Ctfs. TRAN
Series B, 4.50% 9/30/98  3,500  3,502  544706AE
Los Angeles County Metropolitan Trans. Auth.:  544712EF
 Participating VRDN (c):  544712EF
  Series SGB-2, 3.25% (Liquidity Facility Societe Generale)  26,850
26,850  54471RAZ
  Series SGB-3, 3.25% (Liquidity Facility Societe Generale)  5,400
5,400  54471RBB
  Series SG-46, 3.26% (Liquidity Facility Societe Generale)  2,930
2,930  544712EF
  Series SG-54, 3.26% (Liquidity Facility Societe Generale)  2,525
2,525  544712EH
 Series 1993 A, 2.35% (MBIA Insured) VRDN  12,950  12,950  544712AV
 Series A, 3.60% 10/9/98, LOC Bayerische Vereinsbank,
 AG, LOC Canadian Imperial Bank of Commerce, CP  6,900  6,900
5447129L
Los Angeles County Multi-Family Hsg. Auth., VRDN:  544688GH
 (Malibu Meadows Proj.) Series 1998 A, 2.55%
 (Fannie Mae Guaranteed)  10,800  10,800  544688GH
 (Meadowridge Apt. Proj.) Series 1994 B, 3.10%
 (Continental Casualty Co. Guaranteed)  1,400  1,400  544562AN
Los Angeles County Pension Oblig. Rfdg. Rev.
Series 1996 A, 2.25% (BPA Nat'l. Westminster Bank, PLC)
VRDN (AMBAC Insured)  26,000  26,000  54474CDE
Los Angeles Dept. of Water and Power (Elec. Plant Short
Term Rev. Certificate) CP:  54499FAP
  3.70% 9/15/98, LOC Bank of Nova Scotia,
  LOC Toronto-Dominion Bank  2,900  2,900  54499FAL
  2.95% 9/18/98, LOC Bank of Nova Scotia,
  LOC Toronto-Dominion Bank  4,000  4,000  54499FAP
  3.40% 10/16/98, LOC Bank of Nova Scotia,
  LOC Toronto-Dominion Bank  3,000  3,000  54499FAN
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Los Angeles Gen. Oblig.:  544358PK
 Bonds 4.50% 12/1/98 $ 2,490 $ 2,495  544358PK
 TRAN Series 1998:  544350L8
  4% 6/30/99  2,630  2,639  544350L8
  4.25% 6/30/99  9,600  9,653  544350L9
Los Angeles Hbr. Dept. Participating VRDN (c):  544552FS
 Series 1996 B, 3.65% (BPA Bank of New York, NA) (b)  11,185  11,185
544552JB
 Series SG-59, 3.26% (Liquidity Facility Societe Generale) (b) 4,725 4,725 544552FS
Los Angeles Multi-Family Hsg. Rev., Series 1985 K, 2.75%,
LOC Federal Home Loan Bank of San Francisco, VRDN  12,800  12,800
544582CD
Los Angeles Ontario Intl. Arpt. Participating VRDN, Series
SG-61, 3.26% (Liquidity Facility Societe Generale) (b)(c)  3,400
3,400  544435UY
Los Angeles Unified School Dist.:  544644BP
 TRAN:  544644AL
  4.50% 10/1/98  7,500  7,506  544644AL
  3.60% 12/9/98  15,000  15,000  544644BP
 (Belmont Learning Complex) Series 1997 A, 2.50%,
 LOC Commerzbank, Germany, VRDN  2,200  2,200  544648GN
Los Angeles Wastewater Sys.:  544999FC
 CP:  544999FC
  3.70% 9/9/98, LOC Morgan Guaranty Trust Co., NY,
  LOC United Bank of Switzerland  3,200  3,200  544999FB
  3.15% 10/7/98, LOC Morgan Guaranty Trust Co., NY,
  LOC United Bank of Switzerland  7,500  7,500  544999FC
 Participating VRDN, Series SGA-26, 3.25% (Liquidity
 Facility Societe Generale) (c)  1,000  1,000  544652YP
Los Rios Commty. College Dist. TRAN 4.75% 12/30/98  6,500  6,524
545624CB
M-S-R Pub. Pwr. Agcy. Rev. (San Juan Proj.)
Series 1997E, 2.45% (MBIA Insured)
(BPA Nat'l. Westminster Bank PLC) VRDN 4,600 4,600 553751HB Metropolitan Water Dist. of Southern California: 59199JCY
 CP:  59199JCY
  Series A:  59199JCY
   3.55% 9/4/98  1,000  1,000  59199JDA
   3.45% 9/8/98  7,200  7,200  59199JCY  59199JDA
  Series B:  59199JDC
   3.50% 9/10/98  1,000  1,000  59199JDC
   3.10% 9/4/98  3,500  3,500  59199JDG  59199JDB
   3.55% 9/4/98  4,000  4,000  59199JDB  59199JDE
   3.70% 9/4/98  2,400  2,400  59199JDE
 VRDN:  592663TL
  Rfdg. Series 1996 A, 2.35% (BPA ABN-AMRO Bank, NV)
  (AMBAC Insured)  6,500  6,500  592663QV
  Series 1997 C, 2.35% (Liquidity Facility Bank of
  America Nat'l. Trust and Savings)  4,000  4,000  592663TL
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Oceanside Multi-Family Rev. (Lakeridge Apt. Proj.) Series 1994,
3.10% (Continental Casualty Co. Guaranteed) VRDN $ 6,700 $ 6,700
675370AD
Ontario Ind. Dev. Auth. Rev. (Safari Land Proj.) Series 1989,
2.75%, LOC Bank of America Nat'l. Trust and Savings,
VRDN (b)  2,500  2,500  682908AA
Orange County Apt. Dev. Rev., VRDN:  684209JW
 (Foothill Oaks Apt. Proj.) Series 1989 B, 2.40%,
 LOC Bank of America Nat'l. Trust and Savings (b) 610 610 684209JW (Hidden Hills) Series 1985 U-C, 2.85%, LOC Chase
 Manhattan Bank  7,000  7,000  684209JM
 (Lanteen Pines Proj.) 2.25%, LOC Bank of America
 Nat'l. Trust and Savings  1,700  1,700  684263AA
 (Monarch Bay Apt. Proj.) Series 1985 T, 2.25%,
 LOC Bank of America.  11,200  11,200  684209JT
 (Oasis Martinique) Issue 1 1998, 2.50%
 (Fannie Mae Guaranteed)  10,000  10,000  684262AG
 (Wood Canyon Villas) Issue 1991 B, 2.50%,
 LOC Bank of America Nat'l. Trust and Savings (b)  4,900  4,900
684209KA
Orange County Ind. Dev. Rev. (Control Air
Conditioning Corp./Ellis Enterprises) Series 1997, 3.45%,
LOC California St. Teacher Retirement Sys., VRDN 900 900 684091AA Orange County Local Trans. Auth. Participating VRDN
Series 1997, 3.55% (Liquidity Facility Bank of
New York, NA) (c)  5,400  5,400  684273DU
Orange County San. Dist. Rev. (#1, 2, 3, 5, 6, 7, & 11) 2.35%,
(Liquidity Facility Morgan Guaranty Trust Co., NY) VRDN  3,700  3,700
684285BL
Oxnard Redev. Agcy. Ctfs. of Prtn.
(Channel Islands Bus. Ctr. Proj.) 3.575%,
LOC Wells Fargo Bank, NA, VRDN  3,195  3,195  692018AA
Pittsburg Multi-Family Hsg. Auth. Rev. (Fountain Plaza Apt.)
3.25%, VRDN (Fannie Mae Guaranteed)  8,100  8,100  724559AC
Pleasant Hill Redev. Agcy. Multi-Family Hsg. Rev.
(Chateau III Proj.) Series 1996 A, 3.15%,
LOC Commerzbank, Germany, VRDN (b)  800  800  72834PAA
Redlands Multi-Family Hsg. Rev. (Parkview Terrace Proj.)
2.40%, LOC Bank of America Nat'l. Trust and
Savings, VRDN  5,400  5,400  757591AD
Redondo Beach Redev. Agcy. Multi-Family Hsg. Rev.
(McCandless Senior Hsg. Proj.) Series 1995 A, 3.05%,
LOC Comerica Bank of Detroit, VRDN  3,500  3,500  757703AD
Riverside County Ctfs. of Participation (Aces Pub. Facs. Fin. Prog.) Series 1985 B, 2.25%, LOC Commerzbank, Germany, VRDN 3,405 3,405 768901BP
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Riverside County Ind. Dev. Auth. (Merrick Engineering, Inc.)
3.45%, LOC Wells Fargo Bank, NA, VRDN (b) $ 985 $ 985 76911TBD Riverside County School Dist. RAN 4.50% 10/1/98 7,000 7,005
76912HAD
Riverside Elec. Util. Participating VRDN, Series 98,
2.80% (Liquidity Facility Chase Manhattan Bank) (c)  3,400  3,400
768874MA
Sacramento County Arpt. Sys. Participating VRDN,
Series SGA-33, 3.25% (Liquidity Facility Societe Generale) (c) 3,100 3,100 786107CT
Sacramento County Multi-Family Hsg. Auth. Rev.
(California Place) Series B, 2.60%,
LOC Bank One Arizona, NA, VRDN (b)  4,500  4,500  786111CV
Sacramento County Gen. Oblig. TRAN 4.50% 9/30/98  5,600  5,603
786106FM
Sacramento Muni. Util. Dist. Participating VRDN, Series SGB-4,
3.25% (Liquidity Facility Societe Generale) (c)  4,000  4,000
7860047E
San Bernardino County Mtg. Rev. Rfdg.
(Pepperwood Apt.) Series 1993 A, 2.25%,
LOC Federal Home Loan Bank, VRDN  1,000  1,000  796900CL
San Diego County Gen. Oblig. Series B-1, 3% 10/1/98,
LOC Landesbank Hessen-Thuringen, CP  4,863  4,863  79739P9C
San Diego County Reg'l. Trans. Sales Tax Participating VRDN,
3.26% (Liquidity Facility Bankers Trust Corp., NY) (c)  3,000  3,000
797400EK
San Diego Gas & Elec. Participating VRDN (c):  797284CL  797284CL
 Series FR/RI-1, 3.55% (Liquidity Facility Bank
 of New York, NA)  8,000  8,000  797284CH
 Series FR/RI-2, 3.55% (Liquidity Facility Bank
 of New York, NA)  5,000  5,000  797284CL
San Diego Hsg. Auth. Multi-Family Hsg. Rev. Rfdg.
(Coral Pointe Apt. Proj.) Series 1993A, 3.20%
(Continential Casualty Co. Guaranteed) VRDN 3,265 3,265 79729HEQ San Francisco City & County Int'l. Arpt. Rev. 3.45% 11/9/98,
LOC Bayerische Landesbank Girozentrale,
LOC Morgan Guaranty Trust Co., NY, CP (b)  4,000  4,000  7976529R
San Francisco City & County Int'l. Arpt. Rev., CP:  7976529P
 Series 1997 B, 3.40% 11/9/98, LOC Bayerische Landesbank
 Girozentrale, LOC Morgan Guaranty Trust Co., NY (b)  3,000  3,000
7976529S
 Series A, 3.50% 11/5/98, LOC Bayerische Landesbank
 Girozentrale, LOC Morgan Guaranty Trust Co., NY (b)  7,940  7,940
7976529P
San Francisco City & County Parking Auth. Participating VRDN,
Series 1996 A, 3.21% (Liquidity Facility Bank of
America Nat'l. Trust and Savings) (c)  2,900  2,900  797700CU
San Francisco City & County Participating VRDN (c):  797645KS
 Series 1996 AA1, 3.31% (Liquidity Facility Bank
 of America Nat'l. Trust and Savings)  3,775  3,775  797645KS
 Series 1996 AA2, 3.31% (Liquidity Facility Bank
 of America Nat'l. Trust and Savings) 2,240 2,240 797645KU MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
San Francisco City & County Redev. Prog. Participating VRDN,
Series 1997T, 3.26% (Liquidity Facility Caisse
des Depots et Consignations) (c) $ 1,405 $ 1,405  797714FY
San Francisco City & County Unified School Dist. TRAN:  79771TAN
 Series 1997, 4.50% 10/30/98  1,500  1,502  79771TAM
 Series 1998, 4.50% 9/22/99  5,000  5,056  79771TAN
San Joaquin Hills Trans. Corridor Agcy. Participating VRDN,
Series 1997 A, 3.21% (Liquidity Facility Commerzbank,
Germany) (c)  3,940  3,940  798111ED
San Jose Multi-Family Hsg. Rev., VRDN:  798165BL
 (Almaden Lake Village Apt. Assoc.) Series 1997 A, 2.50%,
 LOC Bank of America Nat'l. Trust and Savings (b)  2,800  2,800
798165BF
 (Carlton Plaza) Series 98 A, 2.75%, LOC Commerzbank,
 Germany (b)  4,000  4,000  798165BL
 (Sienna Renaissance Apt) Series 1996 A, 2.50%,
 LOC Key Bank Nat'l. Assoc.  6,000  6,000  798165BH
San Jose Redev. Agcy. Participating VRDN, Series PA-42I,
3.21% (Liquidity Facility Merrill Lynch & Co.) (c)  3,400  3,400
798147MC
San Jose Unified School Dist. TRAN (Santa Clara County)
4.50% 10/8/98  2,000  2,002  798186MM
San Leandro Multi-Family Hsg. Rev. (Carlton Plaza) 3.15%,
LOC Commerzbank, Germany, VRDN (b)  3,220  3,220  798448AF
Santa Barbara County Gen. Oblig. TRAN Series A,
4.50% 10/1/98  7,700  7,706  801320AH
Santa Clara County Gen. Oblig. TRAN 4.75% 10/1/98  7,200  7,206
801546LM
Santa Rosa Multi-Family Hsg. (Quail Run Apt./Santa Rosa
Hsg. Partners) Series 1997 A, 3.55%
LOC U.S. Bank of Washington, VRDN (b)  1,750  1,750  80262MBB
Simi Valley Multi-Family Hsg. Rev., VRDN:  828905BZ
 (Creekside Village Proj.) Series 1993 A, 2.60%,
 LOC Bank of America Nat'l. Trust and Savings 3,045 3,045 828905BZ (Lincoln Wood Ranch Apt.) 2.50%, LOC Credit Suisse
 First Boston  7,800  7,800  828905BY
South Coast Local Edl. Agcy. TRAN 4.50% 6/30/99
(MBIA Insured)  22,500  22,667  837431AD
Southern California Pub. Pwr. Auth.:  842475VR
 Participating VRDN, Series SG-35, 3.21% (Liquidity
 Facility Societe Generale) (c)  7,300  7,300  842475UU
 VRDN:  842475VR
  (Palo Verde Proj.) Series C, 2.25% (BPA Morgan Guaranty
  Trust Co., NY) (AMBAC Insured) VRDN 6,000 6,000 842475VR (Southern Transmission Proj.) 2.45% (BPA Morgan
  Guaranty Trust Co., NY) (FSA Insured) 30,100 30,100 842477LX MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
University of California Rev.:  914113G8
 Gen. Oblig. Series A, CP:  9141149C
  2.80% 9/4/98 $ 6,221 $ 6,221  9141149C
  3.45% 11/13/98  5,000  5,000  9141149B
 Rfdg. Participating VRDN, Series 1997 G, 3.20%
 (Liquidity Facility Corestates Bank) (c) 13,430 13,430 914113G8 Vallejo Multi-Family Hsg. Rev. (Hillside Terrace Apt./Vallejo
Hillside Assoc.) Series 1997 A, 2.65% (Fannie Mae
Guaranteed) VRDN (b)  3,725  3,725  919196AL
Vista City Ind. Dev. Auth. Rev. (Desalination Sys., Inc.)
Series 1995, 3%, LOC Wells Fargo Bank, NA, VRDN (b)  1,680  1,680
928310AC
  1,087,156
GUAM - 0.9%
Guam Pwr Rev., CP:  745177AH
 2.90% 9/18/98 (AMBAC Insured)  4,000  4,000  745177AH
 2.90% 9/18/98 (AMBAC Insured)  6,300  6,300  745177AH
  10,300
PUERTO RICO - 2.8%
Puerto Rico Commonwealth Gov't. Dev. Bank Rev., 2.50%
(MBIA Insured) LOC Credit Suisse First Boston, VRDN  2,300  2,300
745177AH
Puerto Rico Commonwealth Pub. Impt. Participating VRDN,
Series PT-63, 3.16%, (Liquidity Facility Bayerische
Hypotheken und Wechsel) (c)  5,600  5,600  745144X3
Puerto Rico Elec. Pwr. Auth. Participating VRDN:  745268H3
 Series PA-346, 3.16% (Liquidity Facility Merrill
 Lynch & Co.) (c)  3,800  3,800  745268H3
 Series SGA-44, 3.18% (Liquidity Facility Societe Generale)  6,100
6,100  745268YT
Puerto Rico Hwy. & Trans. Auth.:  745181PM
 Participating VRDN (c):  745181PM
  Series PA-114, 3.16% (Liquidity Facility Merrill
  Lynch & Co., Inc.)  8,335  8,335  745181PM
  Series PA-331, 3.16% (Liquidity Facility Merrill
  Lynch & Co., Inc.)  2,000  2,000  745190BB
 Series SGA-44, 2.75% (AMBAC Insured) (Liquidity
 Facility Bank of Nova Scotia) VRDN  3,800  3,800  745190AZ
  31,935
TOTAL INVESTMENTS IN SECURITIES - 100%  $ 1,129,391
Total Cost for Income Tax Purposes  $ 1,129,391
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TRAN - Tax and Revenue Anticipation
  Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At February 28, 1998, the fund had a capital loss carryforward of approximately $471,000 of which $446,000, $7,000, and $18,000 will expire on February 28, 2003, 2005 and 2006, respectively.
FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS(EXCEPT PER-SHARE AMOUNT)                        AUGUST 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                                 $ 1,129,391
SEE ACCOMPANYING SCHEDULE

CASH                                                                                  36

RECEIVABLE FOR INVESTMENTS SOLD                                                       5,602

RECEIVABLE FOR FUND SHARES SOLD                                                       24,713

INTEREST RECEIVABLE                                                                   6,037

 TOTAL ASSETS                                                                         1,165,779

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                           $ 5,056

PAYABLE FOR FUND SHARES REDEEMED                                             8,817

DISTRIBUTIONS PAYABLE                                                        39

ACCRUED MANAGEMENT FEE                                                       355

OTHER PAYABLES AND ACCRUED EXPENSES                                          235

 TOTAL LIABILITIES                                                                    14,502

NET ASSETS                                                                           $ 1,151,277

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                      $ 1,151,798

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                   (521)

NET ASSETS, FOR 1,151,819 SHARES OUTSTANDING                                         $ 1,151,277

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                              $1.00
SHARE ($1,151,277 (DIVIDED BY) 1,151,819 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                    SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)

INTEREST INCOME                                                             $ 18,169

EXPENSES

MANAGEMENT FEE                                                     $ 2,002

TRANSFER AGENT FEES                                                 901

ACCOUNTING FEES AND EXPENSES                                        76

NON-INTERESTED TRUSTEES' COMPENSATION                               4

CUSTODIAN FEES AND EXPENSES                                         27

REGISTRATION FEES                                                   66

AUDIT                                                               17

LEGAL                                                               6

MISCELLANEOUS                                                       1

 TOTAL EXPENSES BEFORE REDUCTIONS                                   3,100

 EXPENSE REDUCTIONS                                                 (4)      3,096

NET INTEREST INCOME                                                          15,073

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                      (48)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 15,025

OTHER INFORMATION

EXPENSE REDUCTIONS:                                                         $ 4
CUSTODIAN CREDITS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                      SIX MONTHS ENDED   YEAR ENDED
                                                          AUGUST 31, 1998    FEBRUARY 28,
                                                          (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 15,073           $ 26,074
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  (48)               (15)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           15,025             26,059
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (15,073)           (26,074)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   3,245,775          3,543,308
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    14,729             25,455

 COST OF SHARES REDEEMED                                   (3,084,960)        (3,412,672)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          175,544            156,091
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  175,496            156,076

NET ASSETS

 BEGINNING OF PERIOD                                       975,781            819,705

 END OF PERIOD                                            $ 1,151,277        $ 975,781





FINANCIAL HIGHLIGHTS
                               SIX MONTHS ENDED   YEARS ENDED       YEAR ENDED        YEARS ENDED
                               AUGUST 31, 1998    FEBRUARY 28,      FEBRUARY 29,      FEBRUARY 28,

                               (UNAUDITED)        1998     1997     1996     1995     1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 1.000            $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .014               .030     .029     .032     .026     .020
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.014)             (.030)   (.029)   (.032)   (.026)   (.020)
 INCOME

NET ASSET VALUE,              $ 1.000            $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
END OF PERIOD

TOTAL RETURN B, C              1.45%              3.07%    2.90%    3.21%    2.60%    1.97%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 1,151            $ 976    $ 820    $ 733    $ 675    $ 612
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .59% A             .62%     .62%     .64%     .62%     .64%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .59% A             .61% D   .61% D   .64%     .62%     .64%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          2.87% A            3.02%    2.86%    3.17%    2.58%    1.95%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan California Municipal Income (the income fund) is a fund of Fidelity California Municipal Trust. Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (the money market funds) are funds of Fidelity California Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity California Municipal Trust and Fidelity California Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market funds and the income fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS - CONTINUED
investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the income fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the investment adviser for the income fund and Fidelity California Municipal Money Market Fund, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets for the income fund and Fidelity California Municipal Money Market Fund.
As the investment adviser for Spartan California Municipal Money Market Fund, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to Spartan California Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $8,000 for the period.
SUB-ADVISER FEE. As the money market funds' investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED agent for the income fund and Fidelity California Municipal Money Market Fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to an annualized rate of .12% and .17% of average net assets for Spartan California Municipal Income Fund and Fidelity California Municipal Money Market Fund, respectively.
5. BANK BORROWINGS.
Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, each fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding a fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the income fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .53% of average net assets. For the period, the reduction under this arrangement is shown under the caption "Other Information" on the fund's Statement of Operations.
In addition, the income fund, Fidelity California Municipal Money Market Fund and FMR, on behalf of Spartan California Municipal Money Market Fund, have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.
7. SHARE TRANSACTIONS.
Share transactions for the income fund were as follows:

                                SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                AUGUST 31,         FEBRUARY 28,  AUGUST 31,         FEBRUARY 28,

AMOUNTS IN THOUSANDS            1998               1998          1998               1998

SHARES SOLD                      11,375             15,402       $ 139,573          $ 186,579

ISSUED IN EXCHANGE FOR THE       -                  33,067        -                  398,129
NET ASSETS OF SPARTAN
CALIFORNIA MUNICIPAL
INCOME FUND

ISSUED IN EXCHANGE FOR THE       -                  5,773         -                  69,510
NET ASSETS OF SPARTAN
CALIFORNIA INTERMEDIATE
MUNICIPAL INCOME FUND

ISSUED IN EXCHANGE FOR THE       -                  16,576        -                  199,247
NET ASSETS OF FIDELITY
CALIFORNIA INSURED
MUNICIPAL INCOME FUND

REINVESTMENT OF DISTRIBUTIONS    1,937              2,641         23,801             31,993

SHARES REDEEMED                  (10,439)           (14,378)      (127,986)          (173,840)

NET INCREASE (DECREASE)          2,873              59,081       $ 35,388           $ 711,618


8. MERGER INFORMATION.
On August 14, August 21, and August 28, 1997, the income fund acquired all of the assets and assumed all of the liabilities of Spartan California Municipal Income Fund, Spartan California Intermediate Municipal Income Fund and Fidelity California Insured Municipal Income Fund (target funds), respectively. Each acquisition was approved by the shareholders of the target funds on August 4, 1997. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
The fund's acquisition of Spartan California Municipal Income Fund was accomplished by an exchange of 33,067,000 shares of the fund for 36,796,000 shares then outstanding of Spartan California Municipal Income Fund (each valued at $10.82). Spartan California Municipal Income Fund's net assets, including $21,268,000 of unrealized appreciation, were combined with the fund for total assets after the acquisition of $925,132,000.
The fund's acquisition of Spartan California Intermediate Municipal Income Fund was accomplished by an exchange of 5,773,000 shares of the fund for 6,889,000 shares then outstanding of Spartan California Intermediate Municipal Income Fund (each valued at $10.09). Spartan California Intermediate Municipal Income Fund's net assets, including $2,672,000 of unrealized appreciation, were combined with the fund for total assets after the acquisition of $999,946,000.
8. MERGER INFORMATION -
CONTINUED
The fund's acquisition of Fidelity California Insured Municipal Income Fund was accomplished by an exchange of 16,576,000 shares of the fund for 18,868,000 shares then outstanding of Fidelity California Insured Municipal Income Fund (each valued at $10.56). Fidelity California Insured Municipal Income Fund's net assets, including $9,713,000 of unrealized appreciation, were combined with the fund for total assets after the acquisition of $1,206,722,000.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
  fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
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851 East Hamilton Avenue
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INDIANA
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501 Route 17, South
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TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
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(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
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OVERNIGHT EXPRESS
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Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
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GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUNDS
Fidelity Investments Money
Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President -
MONEY MARKET FUNDS
Dwight D. Churchill, Vice President -
INCOME FUND
Diane McLaughlin, Vice President -
MONEY MARKET FUNDS
Christine J. Thompson, Vice President -
INCOME FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES

CMS-SANN_1098    62217
1.536892.101

ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
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